UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF

REGISTERED MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number 811-04492

MFS SERIES TRUST X

(Exact name of registrant as specified in charter)

111 Huntington Avenue, Boston, Massachusetts 02199

(Address of principal executive offices) (Zip code)

Christopher R. Bohane

Massachusetts Financial Services Company

111 Huntington Avenue

Boston, Massachusetts 02199

(Name and address of agents for service)

Registrant’s telephone number, including area code: (617) 954-5000

Date of fiscal year end: October 31*

Date of reporting period: April 30, 2022

*

This Form N-CSR pertains only to the following series of the Registrant: MFS Emerging Markets Debt Local Currency Fund. Each remaining series of the Registrant has a fiscal year end other than October 31.

ITEM 1.	REPORTS TO STOCKHOLDERS.

Item 1(a):

Semiannual Report
April 30, 2022
MFS®  Emerging Markets Debt Local Currency Fund
EML-SEM

MFS® Emerging Markets Debt Local Currency Fund

Contact information	back cover

The report is prepared for the general information of shareholders. It is authorized for distribution to prospective investors only when preceded or accompanied by a current prospectus.
NOT FDIC INSURED  •  MAY LOSE VALUE  •  NO BANK GUARANTEE

LETTER FROM THE CHAIR AND CEO
Dear Shareholders:
Global markets have recently been buffeted by a series of crosscurrents, including rising inflation, tighter financial conditions, the continued spread of the coronavirus (particularly in Asia), and the evolving geopolitical landscape in the wake of Russia’s invasion of Ukraine. Consequently, at a time when global growth faces multiple headwinds, central banks have been presented with the challenge of reining in rising prices without tipping economies into recession. The US Federal Reserve has hiked rates at consecutive meetings for the first time since 2006 and raised rates by more than 0.25% for the first time since 2000. Additional half-point hikes are expected at the Fed’s next two meetings as it seeks to adopt a neutral monetary policy stance before the end of the year. Richly valued growth equities have been hit particularly hard by higher interest rates, and volatility in credit markets has picked up too.
There are, however, encouraging signs for the markets. The number of coronavirus cases outside of Asia remains well below prior peaks, and fewer are seriously ill. Meanwhile, unemployment is low and there are signs that some global supply chain bottlenecks are beginning to ease, though lockdowns in China and disruptions stemming from Russia’s invasion of Ukraine could hamper these advances. Additionally, easier Chinese monetary and regulatory policies and the record pace of corporate stock buybacks are supportive elements, albeit in an otherwise turbulent investment environment.
It is important to have a deep understanding of company fundamentals during times of market transition, and we have built our global research platform to do just that.
At MFS®, we put our clients’ assets to work responsibly by carefully navigating increasingly complex global capital markets. Our investment team, guided by a commitment to long-term fundamental investing, seeks to uncover what we believe are the best, most durable investment ideas in markets around the world. The result — combining collective expertise, long-term discipline, and thoughtful risk management — is what we consider to be a unique global investment platform that enables us to create value for investors.
Respectfully,
Michael W. Roberge
Chair and Chief Executive Officer
MFS Investment Management
June 15, 2022
The opinions expressed in this letter are subject to change and may not be relied upon for investment advice. No forecasts can be guaranteed.

Portfolio Composition
Fixed Income exposure (i)
Currency exposure (i)(y)

Fixed income sectors (i)
Sovereign Emerging Markets	95.2%
Other Government Entity-Emerging Markets Quasi Government	9.2%
Emerging Markets Corporate Bonds	4.8%
Developed Markets Corporate Bonds	0.3%
Government Securities Hedge (t)	(3.0)%
Issuer country weightings (i)(x)
Brazil	16.7%
China	14.7%
Mexico	13.5%
South Africa	12.5%
Colombia	7.4%
Indonesia	6.3%
Chile	6.0%
Poland	5.5%
United States	(8.4)%
Other Countries	25.8%

Portfolio Composition - continued
Composition including fixed income credit quality (a)(i)
AA	4.8%
A	12.7%
BBB	29.3%
BB	30.6%
B	3.4%
CC	0.1%
C	0.1%
Not Rated	25.5%
Non-Fixed Income (o)	0.0%
Cash & Cash Equivalents	5.6%
Other	(12.1)%
Currency exposure weightings (i)(y)
Chinese Renminbi	12.8%
Thailand Baht	10.5%
Mexican Peso	10.4%
Brazilian Real	10.4%
Malaysian Ringgit	9.5%
Indonesian Rupiah	8.9%
South African Rand	8.3%
Polish Zloty	7.7%
Czech Koruna	6.4%
Other Currencies	15.1%

Portfolio facts (i)
Average Duration (d)	4.8
Average Effective Maturity (m)	7.0 yrs.
(a)	For all securities other than those specifically described below, ratings are assigned to underlying securities utilizing ratings from Moody’s, Fitch, and Standard & Poor’s rating agencies and applying the following hierarchy: If all three agencies provide a rating, the middle rating (after dropping the highest and lowest ratings) is assigned; if two of the three agencies rate a security, the lower of the two is assigned. If none of the 3 rating agencies above assign a rating, but the security is rated by DBRS Morningstar, then the DBRS Morningstar rating is assigned. If none of the 4 rating agencies listed above rate the security, but the security is rated by the Kroll Bond Rating Agency (KBRA), then the KBRA rating is assigned. Ratings are shown in the S&P and Fitch scale (e.g., AAA). Securities rated BBB or higher are considered investment grade. All ratings are subject to change. Not Rated includes fixed income securities and fixed income derivatives that have not been rated by any rating agency. Non-Fixed Income includes equity securities (including convertible bonds and equity derivatives) and/or commodity-linked derivatives. The fund may or may not have held all of these instruments on this date. The fund is not rated by these agencies.
(d)	Duration is a measure of how much a bond’s price is likely to fluctuate with general changes in interest rates, e.g., if rates rise 1.00%, a bond with a 5-year duration is likely to lose about 5.00% of its value due to the interest rate move.
(i)	For purposes of this presentation, the components include the value of securities, and reflect the impact of the equivalent exposure of derivative positions, if any. These amounts may be negative from time to time. Equivalent exposure is a calculated amount that translates the derivative position into a reasonable approximation of the amount of the underlying asset that the portfolio would have to hold at a given point in time to have the same price sensitivity that results from the portfolio’s ownership of the derivative contract. When dealing with derivatives, equivalent exposure is a more representative measure of the potential impact of a position on portfolio performance than value. The bond component will include any accrued interest amounts.

Portfolio Composition - continued
(m)	In determining each instrument’s effective maturity for purposes of calculating the fund’s dollar-weighted average effective maturity, MFS uses the instrument’s stated maturity or, if applicable, an earlier date on which MFS believes it is probable that a maturity-shortening device (such as a put, pre-refunding or prepayment) will cause the instrument to be repaid. Such an earlier date can be substantially shorter than the instrument’s stated maturity.
(o)	Less than 0.1%.
(t)	For the purpose of managing the fund’s duration (but not its credit exposure), the fund holds futures contracts and USD swap agreements with a bond equivalent exposure of (3.0)%.
(x)	Represents the portfolio’s exposure to issuer countries as a percentage of a portfolio’s net assets. For purposes of this presentation, United States includes Cash & Cash Equivalents.
(y)	Represents the portfolio’s exposure to a particular currency as a percentage of a portfolio's net assets. For purposes of this presentation, United States Dollar includes Cash & Cash Equivalents.
Where the fund holds convertible bonds, they are treated as part of the equity portion of the portfolio.
Cash & Cash Equivalents includes any cash, investments in money market funds, short-term securities, and other assets less liabilities. Please see the Statement of Assets and Liabilities for additional information related to the fund’s cash position and other assets and liabilities.
Other includes equivalent exposure from currency derivatives and/or any offsets to derivative positions and may be negative.
Percentages are based on net assets as of April 30, 2022.
The portfolio is actively managed and current holdings may be different.

Expense Table
Fund expenses borne by the shareholders during the period,
November 1, 2021 through April 30, 2022
As a shareholder of the fund, you incur two types of costs: (1) transaction costs, including sales charges (loads) on certain purchase or redemption payments, and (2) ongoing costs, including management fees; distribution and service (12b-1) fees; and other fund expenses. This example is intended to help you understand your ongoing costs (in dollars) of investing in the fund and to compare these costs with the ongoing costs of investing in other mutual funds.
The example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period November 1, 2021 through April 30, 2022.
Actual Expenses
The first line for each share class in the following table provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first line under the heading entitled “Expenses Paid During Period” to estimate the expenses you paid on your account during this period.
Hypothetical Example for Comparison Purposes
The second line for each share class in the following table provides information about hypothetical account values and hypothetical expenses based on the fund’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the fund’s actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.
Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as sales charges (loads). Therefore, the second line for each share class in the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

Expense Table - continued
Share Class		Annualized Expense Ratio	Beginning Account Value 11/01/21	Ending Account Value 4/30/22	Expenses Paid During Period (p) 11/01/21-4/30/22
A	Actual	1.10%	$1,000.00	$899.13	$5.18
	Hypothetical (h)	1.10%	$1,000.00	$1,019.34	$5.51
B	Actual	1.85%	$1,000.00	$895.87	$8.70
	Hypothetical (h)	1.85%	$1,000.00	$1,015.62	$9.25
C	Actual	1.85%	$1,000.00	$897.29	$8.70
	Hypothetical (h)	1.85%	$1,000.00	$1,015.62	$9.25
I	Actual	0.85%	$1,000.00	$901.52	$4.01
	Hypothetical (h)	0.85%	$1,000.00	$1,020.58	$4.26
R1	Actual	1.85%	$1,000.00	$896.44	$8.70
	Hypothetical (h)	1.85%	$1,000.00	$1,015.62	$9.25
R2	Actual	1.35%	$1,000.00	$898.17	$6.35
	Hypothetical (h)	1.35%	$1,000.00	$1,018.10	$6.76
R3	Actual	1.10%	$1,000.00	$899.52	$5.18
	Hypothetical (h)	1.10%	$1,000.00	$1,019.34	$5.51
R4	Actual	0.85%	$1,000.00	$900.87	$4.01
	Hypothetical (h)	0.85%	$1,000.00	$1,020.58	$4.26
R6	Actual	0.76%	$1,000.00	$902.36	$3.58
	Hypothetical (h)	0.76%	$1,000.00	$1,021.03	$3.81
(h)	5% class return per year before expenses.
(p)	“Expenses Paid During Period” are equal to each class’s annualized expense ratio, as shown above, multiplied by the average account value over the period, multiplied by 181/365 (to reflect the one-half year period). Expenses paid do not include any applicable sales charges (loads). If these transaction costs had been included, your costs would have been higher.

Portfolio of Investments
4/30/22 (unaudited)
The Portfolio of Investments is a complete list of all securities owned by your fund. It is categorized by broad-based asset classes.
Issuer		Shares/Par	Value ($)
Bonds – 92.4%
Brazil – 10.9%
Aegea Finance S.à r.l., 6.75%, 5/20/2029 (n)		$1,216,000	$ 1,195,328
Federative Republic of Brazil, 10%, 1/01/2023	BRL	31,060,000	6,164,274
Federative Republic of Brazil, 0%, 1/01/2024		72,487,000	12,023,492
Federative Republic of Brazil, 10%, 1/01/2025		50,304,000	9,679,846
Federative Republic of Brazil, 10%, 1/01/2027		91,885,000	17,280,579
			$ 46,343,519
Chile – 3.9%
AES Gener S.A., 6.35% to 4/07/2025, FLR (CMT - 5yr. + 4.917%) to 4/07/2030, FLR (CMT - 5yr. + 5.167%) to 4/07/2045, FLR (CMT - 5yr. + 5.917%) to 10/07/2079 (n)		$936,000	$ 898,569
Republic of Chile, 2.3%, 10/01/2028 (n)	CLP	5,215,000,000	4,721,396
Republic of Chile, 5%, 10/01/2028 (n)		5,485,000,000	5,858,349
Republic of Chile, 4.7%, 9/01/2030		4,925,000,000	5,067,402
			$ 16,545,716
China – 12.5%
China Development Bank, 3.23%, 1/10/2025	CNY	18,850,000	$ 2,910,177
China Development Bank, 3.45%, 9/20/2029		106,310,000	16,498,425
Export–Import Bank of China, 3.14%, 4/02/2024		95,290,000	14,644,270
Republic of China, 3.25%, 6/06/2026		114,240,000	17,795,110
Republic of China, 2.89%, 11/18/2031		10,180,000	1,549,304
			$ 53,397,286
Colombia – 7.1%
Empresas Publicas de Medellin E.S.P., 8.375%, 11/08/2027 (n)	COP	4,009,000,000	$ 869,359
Republic of Colombia, 7.5%, 8/26/2026		29,439,900,000	6,847,194
Republic of Colombia, 5.75%, 11/03/2027		73,546,600,000	15,293,530
Republic of Colombia, “B”, 6%, 4/28/2028		13,114,500,000	2,716,935
Republic of Colombia, “B”, 7.75%, 9/18/2030		18,154,600,000	3,967,363
Sierracol Energy Andina LLC, 6%, 6/15/2028 (n)		$525,000	462,840
			$ 30,157,221
Czech Republic – 4.9%
Czech Republic, 2.4%, 9/17/2025	CZK	238,460,000	$ 9,409,335
Czech Republic, 0.25%, 2/10/2027		128,040,000	4,466,373
Czech Republic, 2%, 10/13/2033		179,810,000	6,139,207
PPF Telecom Group B.V., 3.25%, 9/29/2027	EUR	1,000,000	991,579
			$ 21,006,494

Portfolio of Investments (unaudited) – continued
Issuer		Shares/Par	Value ($)
Bonds – continued
Egypt – 2.5%
Arab Republic of Egypt, 0%, 8/02/2022	EGP	48,775,000	$ 2,561,056
Arab Republic of Egypt, 0%, 8/30/2022		38,775,000	2,015,576
Arab Republic of Egypt, 0%, 10/25/2022		64,025,000	3,260,632
Arab Republic of Egypt, 7.625%, 5/29/2032		$1,500,000	1,167,378
Energean PLC, 6.5%, 4/30/2027 (n)		1,614,000	1,516,353
			$ 10,520,995
Guatemala – 0.7%
Banco Industrial S.A., 4.875% to 1/29/2026, FLR (CMT - 5yr. + 4.442%) to 1/29/2031 (n)		$1,064,000	$ 1,010,800
Central America Bottling Co., 5.25%, 4/27/2029 (n)		1,245,000	1,182,837
Investment Energy Resources Ltd., 6.25%, 4/26/2029 (n)		797,000	786,241
			$ 2,979,878
Hungary – 2.8%
Republic of Hungary, 3%, 10/27/2027	HUF	3,931,100,000	$ 8,991,982
Republic of Hungary, 2.25%, 4/20/2033		1,474,110,000	2,685,574
			$ 11,677,556
India – 0.6%
JSW Infrastructure Ltd., 4.95%, 1/21/2029 (n)		$794,000	$ 713,307
Shriram Transport Finance Co. Ltd., 5.1%, 7/16/2023		384,000	377,472
Shriram Transport Finance Co. Ltd., 4.4%, 3/13/2024 (n)		1,720,000	1,639,160
			$ 2,729,939
Indonesia – 6.2%
Medco Laurel Tree Pte. Ltd., 6.95%, 11/12/2028 (n)		$756,000	$ 707,238
Republic of Indonesia, 9%, 3/15/2029	IDR	40,437,000,000	3,109,282
Republic of Indonesia, 7%, 9/15/2030		125,273,000,000	8,606,308
Republic of Indonesia, 6.375%, 4/15/2032		9,995,000,000	660,124
Republic of Indonesia, 7.5%, 8/15/2032		77,768,000,000	5,482,107
Republic of Indonesia, 7.5%, 5/15/2038		66,281,000,000	4,640,574
Republic of Indonesia, 8.375%, 4/15/2039		28,889,000,000	2,191,858
Republic of Indonesia, 7.125%, 6/15/2042		16,592,000,000	1,123,614
			$ 26,521,105
Israel – 0.3%
Energean Israel Finance Ltd., 4.875%, 3/30/2026		$1,250,000	$ 1,158,750
Malaysia – 4.8%
Government of Malaysia, 3.733%, 6/15/2028	MYR	59,559,000	$ 13,223,097
Government of Malaysia, 4.232%, 6/30/2031		18,618,000	4,159,768
Government of Malaysia, 3.757%, 5/22/2040		5,477,000	1,076,603

Portfolio of Investments (unaudited) – continued
Issuer		Shares/Par	Value ($)
Bonds – continued
Malaysia – continued
Government of Malaysia, 4.065%, 6/15/2050	MYR	9,847,000	$ 1,930,654
			$ 20,390,122
Mexico – 7.6%
Electricidad Firme de Mexico, 4.9%, 11/20/2026 (n)		$1,096,000	$ 969,960
Grupo Axo S.A.P.I. de C.V., 5.75%, 6/08/2026 (n)		764,000	699,060
Grupo Axo S.A.P.I. de C.V., 5.75%, 6/08/2026		400,000	366,000
Petroleos Mexicanos, 7.47%, 11/12/2026	MXN	10,559,900	457,140
Red de Carreteras de Occidente SAPIB de C.V., 9%, 6/10/2028 (n)		12,373,200	598,218
United Mexican States, 10%, 12/05/2024		36,670,000	1,835,054
United Mexican States, 5.75%, 3/05/2026		60,850,000	2,661,608
United Mexican States, 7.5%, 6/03/2027		45,800,000	2,103,570
United Mexican States, 8.5%, 5/31/2029		237,370,000	11,281,138
United Mexican States, 7.75%, 5/29/2031		124,300,000	5,584,774
United Mexican States, 8%, 11/07/2047		132,400,000	5,710,981
			$ 32,267,503
Peru – 3.7%
Banco de Credito del Peru, 4.65%, 9/17/2024 (n)	PEN	10,403,000	$ 2,507,564
Peru LNG, 5.375%, 3/22/2030		$1,360,000	1,169,600
Republic of Peru, 6.95%, 8/12/2031	PEN	19,840,000	4,847,275
Republic of Peru, 6.9%, 8/12/2037		27,740,000	6,394,310
San Miguel Industrias PET S.A., 3.5%, 8/02/2028 (n)		$945,000	819,787
			$ 15,738,536
Poland – 5.4%
Can-Pack S.A./Eastern PA Land Investment Holding LLC, 3.875%, 11/15/2029 (n)		$1,113,000	$ 955,822
Government of Poland, 2.75%, 4/25/2028	PLN	15,361,000	2,810,176
Republic of Poland, 2.5%, 7/25/2026		52,356,000	9,925,431
Republic of Poland, 1.25%, 10/25/2030		38,788,000	5,901,342
Republic of Poland, 1.75%, 4/25/2032		16,927,000	2,567,160
Synthos S.A., 2.5%, 6/07/2028 (n)	EUR	921,000	813,151
			$ 22,973,082
Romania – 1.9%
Republic of Romania, 4.75%, 2/24/2025	RON	40,195,000	$ 8,192,424
Russia – 0.0%
Russian Federation, 7.75%, 9/16/2026 (a)(d)	RUB	571,749,000	$ 8
Russian Federation, 7.25%, 5/10/2034 (a)(d)		793,227,000	11
			$ 19

Portfolio of Investments (unaudited) – continued
Issuer		Shares/Par	Value ($)
Bonds – continued
South Africa – 12.2%
Eskom Holdings SOC Ltd. (Republic of South Africa), 7.85%, 4/02/2026	ZAR	36,000,000	$ 2,168,598
Republic of South Africa, 10.5%, 12/21/2026		44,373,000	3,040,151
Republic of South Africa, 8%, 1/31/2030		413,516,000	23,434,974
Republic of South Africa, 7%, 2/28/2031		104,116,000	5,374,410
Republic of South Africa, 8.875%, 2/28/2035		145,869,000	8,045,078
Republic of South Africa, 9%, 1/31/2040		164,465,000	8,803,056
Transnet SOC Ltd. (Republic of South Africa), 13.5%, 4/18/2028		14,800,000	1,082,225
			$ 51,948,492
Sri Lanka – 0.2%
Republic of Sri Lanka, 6.75%, 4/18/2028 (a)		$1,400,000	$ 590,226
Republic of Sri Lanka, 7.85%, 3/14/2029 (a)(n)		972,000	409,504
			$ 999,730
Thailand – 2.8%
Kingdom of Thailand, 3.775%, 6/25/2032	THB	281,790,000	$ 8,860,209
Kingdom of Thailand, 1.6%, 6/17/2035		27,600,000	665,643
Kingdom of Thailand, 3.3%, 6/17/2038		77,460,000	2,182,585
			$ 11,708,437
Uruguay – 1.3%
Oriental Republic of Uruguay, 8.5%, 3/15/2028	UYU	242,077,000	$ 5,534,629
Oriental Republic of Uruguay, 8.25%, 5/21/2031		6,802,000	148,601
			$ 5,683,230
Zambia – 0.1%
First Quantum Minerals Ltd., 6.875%, 10/15/2027 (n)		$558,000	$ 560,790
Total Bonds (Identified Cost, $448,375,538)			$ 393,500,824
Common Stocks – 0.0%
Canada – 0.0%
Frontera Energy Corp. (a) (Identified Cost, $1,265,281)		16,374	$ 176,350
Investment Companies (h) – 3.7%
Money Market Funds – 3.7%
MFS Institutional Money Market Portfolio, 0.28% (v) (Identified Cost, $15,568,472)		15,568,472	$ 15,568,472

Other Assets, Less Liabilities – 3.9%			16,552,885
Net Assets – 100.0%			$ 425,798,531

(a)	Non-income producing security.
(d)	In default.

Portfolio of Investments (unaudited) – continued
(h)	An affiliated issuer, which may be considered one in which the fund owns 5% or more of the outstanding voting securities, or a company which is under common control. At period end, the aggregate values of the fund's investments in affiliated issuers and in unaffiliated issuers were $15,568,472 and $393,677,174, respectively.
(n)	Securities exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be sold in the ordinary course of business in transactions exempt from registration, normally to qualified institutional buyers. At period end, the aggregate value of these securities was $29,895,633, representing 7.0% of net assets.
(v)	Affiliated issuer that is available only to investment companies managed by MFS. The rate quoted for the MFS Institutional Money Market Portfolio is the annualized seven-day yield of the fund at period end.

The following abbreviations are used in this report and are defined:
BZDIOVRA	Brazil Interbank Deposit Rate
CLOIS	Sinacofi Chile Interbank Rate Average
CMT	Constant Maturity Treasury
FLR	Floating Rate. Interest rate resets periodically based on the parenthetically disclosed reference rate plus a spread (if any). The period-end rate reported may not be the current rate. All reference rates are USD unless otherwise noted.
SOFR	Secured Overnight Financing Rate
TIIE	Interbank Equilibrium Interest Rate
USA-CPI-U	Consumer Price Index - Urban Consumers

Abbreviations indicate amounts shown in currencies other than the U.S. dollar. All amounts are stated in U.S. dollars unless otherwise indicated. A list of abbreviations is shown below:
AUD	Australian Dollar
BRL	Brazilian Real
CLP	Chilean Peso
CNH	Chinese Yuan Renminbi (Offshore)
CNY	China Yuan Renminbi
COP	Colombian Peso
CZK	Czech Koruna
EGP	Egypt Pound
EUR	Euro
HUF	Hungarian Forint
IDR	Indonesian Rupiah
ILS	Israeli Shekel
JPY	Japanese Yen
KRW	South Korean Won
MXN	Mexican Peso
MYR	Malaysian Ringgit
PEN	Peruvian Nuevo Sol
PHP	Philippine Peso
PLN	Polish Zloty
RON	Romanian New Leu
RUB	Russian Ruble
THB	Thai Baht
TRY	Turkish Lira
TWD	Taiwan Dollar
UYU	Uruguayan Peso
ZAR	South African Rand

Portfolio of Investments (unaudited) – continued
Derivative Contracts at 4/30/22
Forward Foreign Currency Exchange Contracts
Currency Purchased		Currency Sold		Counterparty	Settlement Date	Unrealized Appreciation (Depreciation)
Asset Derivatives
BRL	10,015,231	USD	1,979,695	Goldman Sachs International	5/03/2022	$46,060
HUF	152,213,000	USD	420,013	Brown Brothers Harriman	7/15/2022	363
MYR	2,766,000	USD	634,113	Barclays Bank PLC	7/01/2022	724
PHP	28,667,591	USD	541,972	Citibank N.A.	7/26/2022	5,115
PLN	3,800,000	USD	847,906	Goldman Sachs International	7/15/2022	1,382
TRY	56,299,020	USD	3,523,071	Goldman Sachs International	7/22/2022	51,618
USD	6,519,835	AUD	8,696,000	Morgan Stanley Capital Services, Inc.	7/15/2022	367,781
USD	4,116,790	BRL	20,066,259	Banco Santander S.A.	5/03/2022	58,040
USD	310,626	BRL	1,528,000	Citibank N.A.	5/03/2022	1,561
USD	2,630,407	BRL	12,939,231	Goldman Sachs International	5/03/2022	13,222
USD	222,200	CLP	184,303,790	Banco Santander S.A.	7/06/2022	8,755
USD	418,661	CLP	346,567,725	Barclays Bank PLC	6/29/2022	16,779
USD	3,998,657	CLP	3,312,687,157	Goldman Sachs International	6/29/2022	157,239
USD	333,539	CLP	265,113,280	Morgan Stanley Capital Services, Inc.	7/06/2022	26,507
USD	3,596,105	CNH	23,117,511	Goldman Sachs International	7/12/2022	130,810
USD	2,159,890	CNH	13,846,000	Goldman Sachs International	7/15/2022	84,662
USD	11,923,818	CNH	76,437,232	State Street Bank Corp.	7/15/2022	467,460
USD	1,365,100	COP	5,132,506,435	Banco Santander S.A.	5/09/2022	69,601
USD	21,166,154	COP	80,253,340,790	Citibank N.A.	5/09/2022	909,373
USD	687,616	CZK	15,600,144	BNP Paribas S.A.	7/15/2022	24,283
USD	2,242,524	CZK	50,101,272	JPMorgan Chase Bank N.A.	7/15/2022	112,169
USD	1,063,760	EUR	980,000	JPMorgan Chase Bank N.A.	7/15/2022	26,095
USD	4,710,381	EUR	4,327,518	Morgan Stanley Capital Services, Inc.	7/15/2022	128,226
USD	5,229,309	EUR	4,749,000	UBS AG	7/15/2022	200,871
USD	437,444	HUF	151,063,452	BNP Paribas S.A.	7/15/2022	20,242
USD	1,947,433	IDR	28,000,000,000	Barclays Bank PLC	5/12/2022	16,248
USD	907,827	IDR	13,140,681,000	BNP Paribas S.A.	5/12/2022	1,502
USD	1,291,500	IDR	18,655,318,000	JPMorgan Chase Bank N.A.	5/12/2022	4,825
USD	2,618,429	IDR	37,676,572,344	JPMorgan Chase Bank N.A.	6/17/2022	25,634
USD	748,771	IDR	10,832,700,000	Morgan Stanley Capital Services, Inc.	5/12/2022	1,630
USD	878,271	ILS	2,832,000	Goldman Sachs International	7/15/2022	26,877
USD	153,265	KRW	183,516,000	Barclays Bank PLC	5/11/2022	7,157

Portfolio of Investments (unaudited) – continued
Forward Foreign Currency Exchange Contracts - continued
Currency Purchased		Currency Sold		Counterparty	Settlement Date	Unrealized Appreciation (Depreciation)
Asset Derivatives - continued
USD	1,092,235	KRW	1,324,324,000	Barclays Bank PLC	7/08/2022	$37,465
USD	4,393,591	KRW	5,261,545,000	Citibank N.A.	5/11/2022	204,566
USD	1,134,227	KRW	1,377,054,000	Goldman Sachs International	7/08/2022	37,460
USD	349,795	KRW	419,602,000	Morgan Stanley Capital Services, Inc.	5/11/2022	15,725
USD	671,675	MXN	13,604,755	BNP Paribas S.A.	7/15/2022	14,258
USD	5,659,396	PEN	21,253,861	JPMorgan Chase Bank N.A.	5/11/2022	126,529
USD	4,374,962	PLN	18,900,605	BNP Paribas S.A.	7/15/2022	150,734
USD	2,142,645	PLN	9,277,000	Brown Brothers Harriman	7/15/2022	69,264
USD	3,236,325	PLN	13,706,928	JPMorgan Chase Bank N.A.	7/15/2022	172,868
USD	422,118	RON	1,939,241	Barclays Bank PLC	7/15/2022	12,818
USD	7,020,435	TWD	194,445,000	Citibank N.A.	5/17/2022	423,205
USD	4,355,827	TWD	120,578,000	JPMorgan Chase Bank N.A.	5/17/2022	264,794
USD	3,829,033	TWD	108,197,000	JPMorgan Chase Bank N.A.	6/23/2022	156,228
USD	18,645,875	ZAR	275,274,642	UBS AG	7/15/2022	1,349,831
						$6,048,556
Liability Derivatives
BRL	20,066,259	USD	4,149,564	Banco Santander S.A.	5/03/2022	$(90,813)
BRL	1,528,000	USD	329,080	Citibank N.A.	5/03/2022	(20,015)
BRL	31,389,643	USD	6,408,184	Goldman Sachs International	5/03/2022	(59,082)
CNH	13,701,829	USD	2,137,900	BNP Paribas S.A.	7/15/2022	(84,279)
COP	8,372,206,000	USD	2,200,028	Barclays Bank PLC	5/09/2022	(86,796)
COP	2,008,340,000	USD	528,719	Citibank N.A.	5/09/2022	(21,793)
COP	1,527,160,000	USD	408,672	JPMorgan Chase Bank N.A.	5/09/2022	(23,201)
CZK	90,344,728	USD	4,102,672	HSBC Bank	7/12/2022	(259,890)
CZK	126,103,697	USD	5,644,446	HSBC Bank	7/15/2022	(282,392)
CZK	9,751,000	USD	435,686	Morgan Stanley Capital Services, Inc.	7/15/2022	(21,064)
EUR	456,000	USD	493,789	JPMorgan Chase Bank N.A.	7/15/2022	(10,957)
EUR	800,000	USD	866,597	Merrill Lynch International	7/15/2022	(19,524)
HUF	1,536,145,037	USD	4,511,465	Goldman Sachs International	7/15/2022	(268,994)
HUF	593,696,000	USD	1,754,585	State Street Bank Corp.	7/15/2022	(114,936)
IDR	295,536,320,463	USD	20,636,570	Barclays Bank PLC	5/12/2022	(253,168)
IDR	4,911,722,000	USD	341,896	Citibank N.A.	5/12/2022	(3,130)
IDR	12,312,374,000	USD	859,697	Goldman Sachs International	5/12/2022	(10,502)
IDR	6,676,257,000	USD	462,748	Morgan Stanley Capital Services, Inc.	5/12/2022	(2,281)
ILS	2,833,000	USD	885,551	UBS AG	7/15/2022	(33,856)
JPY	530,739,000	USD	4,334,049	Merrill Lynch International	7/15/2022	(232,731)
KRW	672,771,000	USD	556,778	Barclays Bank PLC	5/11/2022	(21,145)

Portfolio of Investments (unaudited) – continued
Forward Foreign Currency Exchange Contracts - continued
Currency Purchased		Currency Sold		Counterparty	Settlement Date	Unrealized Appreciation (Depreciation)
Liability Derivatives - continued
MXN	8,700,000	USD	428,079	Goldman Sachs International	7/15/2022	$(7,672)
MXN	30,783,000	USD	1,525,380	State Street Bank Corp.	7/15/2022	(37,866)
MXN	267,214,984	USD	13,199,667	UBS AG	7/15/2022	(287,146)
MYR	78,812,650	USD	18,625,511	Barclays Bank PLC	7/01/2022	(536,876)
MYR	3,666,000	USD	866,872	Goldman Sachs International	7/01/2022	(25,472)
PEN	1,843,000	USD	487,631	Barclays Bank PLC	5/11/2022	(7,856)
PLN	4,623,000	USD	1,086,433	BNP Paribas S.A.	7/15/2022	(53,207)
PLN	8,755,000	USD	2,011,327	Citibank N.A.	7/15/2022	(54,611)
PLN	68,647,438	USD	16,170,755	Goldman Sachs International	7/15/2022	(828,260)
PLN	6,500,000	USD	1,507,264	JPMorgan Chase Bank N.A.	7/15/2022	(54,533)
RON	8,934,277	USD	1,951,397	Deutsche Bank AG	7/15/2022	(65,709)
RON	19,703,000	USD	4,315,278	Merrill Lynch International	7/15/2022	(156,720)
THB	1,191,086,512	USD	34,957,928	JPMorgan Chase Bank N.A.	8/22/2022	(81,668)
TWD	297,629,000	USD	10,599,198	JPMorgan Chase Bank N.A.	5/17/2022	(501,088)
ZAR	4,807,000	USD	323,609	Barclays Bank PLC	7/15/2022	(21,576)
ZAR	12,452,884	USD	843,227	Morgan Stanley Capital Services, Inc.	7/15/2022	(60,788)
USD	5,591,243	BRL	28,465,643	Goldman Sachs International	5/03/2022	(166,429)
USD	1,315,978	BRL	6,776,231	Goldman Sachs International	8/02/2022	(17,372)
USD	838,452	IDR	12,174,071,000	Citibank N.A.	5/12/2022	(1,204)
USD	1,897,204	IDR	27,576,814,000	Deutsche Bank AG	5/12/2022	(4,793)
USD	2,000,719	JPY	259,951,000	Brown Brothers Harriman	7/15/2022	(8,069)
USD	2,117,748	THB	72,607,000	JPMorgan Chase Bank N.A.	8/22/2022	(8,261)
USD	266,714	TRY	4,274,000	Goldman Sachs International	7/22/2022	(4,663)
USD	1,279,063	ZAR	20,624,047	BNP Paribas S.A.	7/12/2022	(17,193)
						$(4,929,581)

Futures Contracts
Description	Long/ Short	Currency	Contracts	Notional Amount	Expiration Date	Value/Unrealized Appreciation (Depreciation)
Asset Derivatives
Interest Rate Futures
Euro-Bund 10 yr	Short	EUR	29	$4,698,864	June – 2022	$110,983
U.S. Treasury Note 10 yr	Short	USD	49	5,838,652	June – 2022	345,883
U.S. Treasury Note 5 yr	Short	USD	12	1,352,063	June – 2022	56,958
						$513,824

Portfolio of Investments (unaudited) – continued
Cleared Swap Agreements
Maturity Date		Notional Amount	Counterparty	Cash Flows to Receive/ Frequency	Cash Flows to Pay/ Frequency	Unrealized Appreciation (Depreciation)	Net Unamortized Upfront Payments (Receipts)	Value
Asset Derivatives
Interest Rate Swaps
4/13/32	USD	5,222,000	centrally cleared	2.6%/Annual	0.29% FLR (Daily SOFR)/Daily	$65,778	$—	$65,778
4/13/32	USD	4,352,000	centrally cleared	3.12%/At Maturity	(USA-CPI-U)/At Maturity	23,650	—	23,650
						$89,428	$—	$89,428
Liability Derivatives
Interest Rate Swaps
1/02/24	BRL	26,455,000	centrally cleared	7.24%/At Maturity	11.75% FLR (Daily BZDIOVRA)/Daily	$(386,277)	$—	$(386,277)
1/02/24	BRL	30,350,000	centrally cleared	11.55%/At Maturity	11.75% FLR (Daily BZDIOVRA)/Daily	(71,235)	—	(71,235)
1/02/24	BRL	38,149,000	centrally cleared	12.09%/At Maturity	11.75% FLR (Daily BZDIOVRA)/Daily	(41,282)	—	(41,282)
1/02/24	BRL	51,356,000	centrally cleared	12.05%/At Maturity	11.75% FLR (Daily BZDIOVRA)/Daily	(61,755)	—	(61,755)
4/01/24	CLP	10,245,835,000	centrally cleared	7.35%/Semi-annual	7.92% FLR (Daily CLOIS)/Daily	(41,975)	—	(41,975)
4/01/32	CLP	2,561,459,000	centrally cleared	6.17%/Semi-annual	7.92% FLR (Daily CLOIS)/Daily	(4,992)	—	(4,992)
3/16/27	CNY	54,175,000	centrally cleared	2.43%/Quarterly	2% FLR (1 week CNY-Fixing Repo)/Quarterly	(35,891)	—	(35,891)
3/29/24	MXN	262,194,000	centrally cleared	6.75%/28 Days	8.66% FLR (28 day TIIE)/28 days	(122,465)	—	(122,465)
3/28/25	MXN	36,098,000	centrally cleared	6.24%/28 Days	6.7225% FLR (28 day TIIE)/28 days	(136,922)	—	(136,922)

Portfolio of Investments (unaudited) – continued
Cleared Swap Agreements - continued
Maturity Date		Notional Amount	Counterparty	Cash Flows to Receive/ Frequency	Cash Flows to Pay/ Frequency	Unrealized Appreciation (Depreciation)	Net Unamortized Upfront Payments (Receipts)	Value
Liability Derivatives - continued
Interest Rate Swaps - continued
4/09/25	MXN	144,884,000	centrally cleared	6.27%/28 Days	6.7285% FLR (28 day TIIE)/28 days	$(550,421)	$—	$(550,421)
4/11/25	MXN	73,866,000	centrally cleared	6.7345% FLR (28 day TIIE)/28 days	5.98%/28 Days	(308,923)	—	(308,923)
						$(1,762,138)	$—	$(1,762,138)
At April 30, 2022, the fund had cash collateral of $3,790,500 to cover any collateral or margin obligations for certain derivative contracts. Restricted cash and/or deposits with brokers in the Statement of Assets and Liabilities are comprised of cash collateral.
See Notes to Financial Statements

Financial Statements
Statement of Assets and Liabilities
At 4/30/22 (unaudited)
This statement represents your fund’s balance sheet, which details the assets and liabilities comprising the total value of the fund.
Assets
Investments in unaffiliated issuers, at value (identified cost, $449,640,819)	$393,677,174
Investments in affiliated issuers, at value (identified cost, $15,568,472)	15,568,472
Cash	1,720,000
Foreign currency, at value (identified cost, $213,525)	213,413
Restricted cash for
Forward foreign currency exchange contracts	2,248,000
Deposits with brokers for
Cleared swaps	1,341,825
Futures contracts	200,675
Receivables for
Net daily variation margin on open cleared swap agreements	87,154
Forward foreign currency exchange contracts	6,048,556
Net daily variation margin on open futures contracts	29,496
Investments sold	1,046,551
Fund shares sold	2,836,943
Interest	7,801,038
Receivable from investment adviser	24,575
Other assets	1,024
Total assets	$432,844,896
Liabilities
Payables for
Distributions	$16,963
Forward foreign currency exchange contracts	4,929,581
Investments purchased	1,745,630
Fund shares reacquired	97,622
Payable to affiliates
Administrative services fee	658
Shareholder servicing costs	5,571
Distribution and service fees	154
Payable for independent Trustees' compensation	1,474
Accrued expenses and other liabilities	248,712
Total liabilities	$7,046,365
Net assets	$425,798,531

Statement of Assets and Liabilities (unaudited) – continued
Net assets consist of
Paid-in capital	$516,195,368
Total distributable earnings (loss)	(90,396,837)
Net assets	$425,798,531
Shares of beneficial interest outstanding	78,042,353

	Net assets	Shares outstanding	Net asset value per share (a)
Class A	$3,248,844	595,705	$5.45
Class B	97,744	17,900	5.46
Class C	871,368	159,692	5.46
Class I	14,889,489	2,739,372	5.44
Class R1	52,469	9,553	5.49
Class R2	54,016	9,894	5.46
Class R3	120,618	22,040	5.47
Class R4	114,349	20,851	5.48
Class R6	406,349,634	74,467,346	5.46

(a)	Maximum offering price per share was equal to the net asset value per share for all share classes, except for Class A, for which the maximum offering price per share was $5.69 [100 / 95.75 x $5.45]. On sales of $100,000 or more, the maximum offering price of Class A shares is reduced. A contingent deferred sales charge may be imposed on redemptions of Class A, Class B, and Class C shares. Redemption price per share was equal to the net asset value per share for Classes I, R1, R2, R3, R4, and R6.
See Notes to Financial Statements

Financial Statements
Statement of Operations
Six months ended 4/30/22 (unaudited)
This statement describes how much your fund earned in investment income and accrued in expenses. It also describes any gains and/or losses generated by fund operations.
Net investment income (loss)
Income
Interest	$12,134,812
Dividends from affiliated issuers	14,434
Other	58
Foreign taxes withheld	(204,621)
Total investment income	$11,944,683
Expenses
Management fee	$1,679,563
Distribution and service fees	10,139
Shareholder servicing costs	14,058
Administrative services fee	36,318
Independent Trustees' compensation	4,056
Custodian fee	117,879
Shareholder communications	4,498
Audit and tax fees	40,573
Legal fees	1,030
Miscellaneous	94,593
Total expenses	$2,002,707
Reduction of expenses by investment adviser	(293,386)
Net expenses	$1,709,321
Net investment income (loss)	$10,235,362

Statement of Operations (unaudited) – continued
Realized and unrealized gain (loss)
Realized gain (loss) (identified cost basis)
Unaffiliated issuers	$(5,368,640)
Futures contracts	1,081,193
Swap agreements	(1,477,408)
Forward foreign currency exchange contracts	(8,744,796)
Foreign currency	(332,864)
Net realized gain (loss)	$(14,842,515)
Change in unrealized appreciation or depreciation
Unaffiliated issuers (net of $198,702 decrease in deferred country tax)	$(42,364,898)
Futures contracts	165,796
Swap agreements	(15,695)
Forward foreign currency exchange contracts	852,509
Translation of assets and liabilities in foreign currencies	(55,710)
Net unrealized gain (loss)	$(41,417,998)
Net realized and unrealized gain (loss)	$(56,260,513)
Change in net assets from operations	$(46,025,151)
See Notes to Financial Statements

Financial Statements
Statements of Changes in Net Assets
These statements describe the increases and/or decreases in net assets resulting from operations, any distributions, and any shareholder transactions.
	Six months ended	Year ended
	4/30/22 (unaudited)	10/31/21
Change in net assets
From operations
Net investment income (loss)	$10,235,362	$17,922,639
Net realized gain (loss)	(14,842,515)	2,079,495
Net unrealized gain (loss)	(41,417,998)	(14,653,218)
Change in net assets from operations	$(46,025,151)	$5,348,916
Total distributions to shareholders	$(10,843,571)	$(18,004,163)
Change in net assets from fund share transactions	$34,665,710	$95,410,769
Total change in net assets	$(22,203,012)	$82,755,522
Net assets
At beginning of period	448,001,543	365,246,021
At end of period	$425,798,531	$448,001,543
See Notes to Financial Statements

Financial Statements
Financial Highlights
The financial highlights table is intended to help you understand the fund's financial performance for the semiannual period and the past 5 fiscal years. Certain information reflects financial results for a single fund share. The total returns in the table represent the rate that an investor would have earned (or lost) on an investment in the fund share class (assuming reinvestment of all distributions) held for the entire period.
Class A	Six months ended	Year ended
	4/30/22 (unaudited)	10/31/21	10/31/20	10/31/19	10/31/18	10/31/17
Net asset value, beginning of period	$6.20	$6.34	$6.94	$6.20	$6.99	$6.96
Income (loss) from investment operations
Net investment income (loss) (d)	$0.13	$0.26	$0.27	$0.33	$0.34	$0.38
Net realized and unrealized gain (loss)	(0.75)	(0.14)	(0.59)	0.72	(0.78)	(0.06)
Total from investment operations	$(0.62)	$0.12	$(0.32)	$1.05	$(0.44)	$0.32
Less distributions declared to shareholders
From net investment income	$(0.13)	$(0.26)	$(0.14)	$(0.18)	$(0.15)	$(0.29)
From tax return of capital	—	—	(0.14)	(0.13)	(0.20)	—
Total distributions declared to shareholders	$(0.13)	$(0.26)	$(0.28)	$(0.31)	$(0.35)	$(0.29)
Net asset value, end of period (x)	$5.45	$6.20	$6.34	$6.94	$6.20	$6.99
Total return (%) (r)(s)(t)(x)	(10.09)(n)	1.75	(4.54)	17.31	(6.65)	4.77
Ratios (%) (to average net assets) and Supplemental data:
Expenses before expense reductions	1.23(a)	1.36	1.44	1.40	1.44	1.49
Expenses after expense reductions	1.10(a)	1.10	1.10	1.10	1.11	1.10
Net investment income (loss)	4.23(a)	3.90	4.22	5.00	4.89	5.56
Portfolio turnover	26(n)	82	78	136	95	126
Net assets at end of period (000 omitted)	$3,249	$3,934	$1,916	$2,350	$2,056	$2,186
See Notes to Financial Statements

Financial Highlights – continued
Class B	Six months ended	Year ended
	4/30/22 (unaudited)	10/31/21	10/31/20	10/31/19	10/31/18	10/31/17
Net asset value, beginning of period	$6.20	$6.35	$6.95	$6.20	$7.00	$6.97
Income (loss) from investment operations
Net investment income (loss) (d)	$0.10	$0.21	$0.23	$0.28	$0.29	$0.33
Net realized and unrealized gain (loss)	(0.73)	(0.15)	(0.60)	0.73	(0.79)	(0.06)
Total from investment operations	$(0.63)	$0.06	$(0.37)	$1.01	$(0.50)	$0.27
Less distributions declared to shareholders
From net investment income	$(0.11)	$(0.21)	$(0.12)	$(0.15)	$(0.13)	$(0.24)
From tax return of capital	—	—	(0.11)	(0.11)	(0.17)	—
Total distributions declared to shareholders	$(0.11)	$(0.21)	$(0.23)	$(0.26)	$(0.30)	$(0.24)
Net asset value, end of period (x)	$5.46	$6.20	$6.35	$6.95	$6.20	$7.00
Total return (%) (r)(s)(t)(x)	(10.27)(n)	0.83	(5.25)	16.62	(7.48)	3.99
Ratios (%) (to average net assets) and Supplemental data:
Expenses before expense reductions	1.98(a)	2.11	2.19	2.15	2.19	2.24
Expenses after expense reductions	1.85(a)	1.85	1.85	1.85	1.86	1.85
Net investment income (loss)	3.49(a)	3.20	3.48	4.28	4.17	4.77
Portfolio turnover	26(n)	82	78	136	95	126
Net assets at end of period (000 omitted)	$98	$101	$113	$131	$115	$192
See Notes to Financial Statements

Financial Highlights – continued
Class C	Six months ended	Year ended
	4/30/22 (unaudited)	10/31/21	10/31/20	10/31/19	10/31/18	10/31/17
Net asset value, beginning of period	$6.20	$6.34	$6.94	$6.20	$7.00	$6.97
Income (loss) from investment operations
Net investment income (loss) (d)	$0.10	$0.21	$0.22	$0.28	$0.28	$0.33
Net realized and unrealized gain (loss)	(0.73)	(0.14)	(0.59)	0.72	(0.78)	(0.06)
Total from investment operations	$(0.63)	$0.07	$(0.37)	$1.00	$(0.50)	$0.27
Less distributions declared to shareholders
From net investment income	$(0.11)	$(0.21)	$(0.12)	$(0.15)	$(0.13)	$(0.24)
From tax return of capital	—	—	(0.11)	(0.11)	(0.17)	—
Total distributions declared to shareholders	$(0.11)	$(0.21)	$(0.23)	$(0.26)	$(0.30)	$(0.24)
Net asset value, end of period (x)	$5.46	$6.20	$6.34	$6.94	$6.20	$7.00
Total return (%) (r)(s)(t)(x)	(10.27)(n)	0.99	(5.26)	16.45	(7.48)	3.99
Ratios (%) (to average net assets) and Supplemental data:
Expenses before expense reductions	1.98(a)	2.11	2.19	2.15	2.19	2.24
Expenses after expense reductions	1.85(a)	1.85	1.85	1.85	1.86	1.85
Net investment income (loss)	3.49(a)	3.19	3.46	4.18	4.12	4.76
Portfolio turnover	26(n)	82	78	136	95	126
Net assets at end of period (000 omitted)	$871	$1,003	$1,093	$1,268	$563	$491
See Notes to Financial Statements

Financial Highlights – continued
Class I	Six months ended	Year ended
	4/30/22 (unaudited)	10/31/21	10/31/20	10/31/19	10/31/18	10/31/17
Net asset value, beginning of period	$6.18	$6.32	$6.92	$6.18	$6.98	$6.96
Income (loss) from investment operations
Net investment income (loss) (d)	$0.13	$0.27	$0.29	$0.35	$0.34	$0.39
Net realized and unrealized gain (loss)	(0.73)	(0.13)	(0.59)	0.72	(0.77)	(0.06)
Total from investment operations	$(0.60)	$0.14	$(0.30)	$1.07	$(0.43)	$0.33
Less distributions declared to shareholders
From net investment income	$(0.14)	$(0.28)	$(0.15)	$(0.19)	$(0.15)	$(0.31)
From tax return of capital	—	—	(0.15)	(0.14)	(0.22)	—
Total distributions declared to shareholders	$(0.14)	$(0.28)	$(0.30)	$(0.33)	$(0.37)	$(0.31)
Net asset value, end of period (x)	$5.44	$6.18	$6.32	$6.92	$6.18	$6.98
Total return (%) (r)(s)(t)(x)	(9.85)(n)	2.00	(4.33)	17.64	(6.58)	4.88
Ratios (%) (to average net assets) and Supplemental data:
Expenses before expense reductions	0.97(a)	1.11	1.18	1.15	1.19	1.21
Expenses after expense reductions	0.85(a)	0.85	0.85	0.85	0.86	0.86
Net investment income (loss)	4.49(a)	4.18	4.48	5.21	5.04	5.51
Portfolio turnover	26(n)	82	78	136	95	126
Net assets at end of period (000 omitted)	$14,889	$13,991	$15,055	$24,544	$13,417	$7,355
See Notes to Financial Statements

Financial Highlights – continued
Class R1	Six months ended	Year ended
	4/30/22 (unaudited)	10/31/21	10/31/20	10/31/19	10/31/18	10/31/17
Net asset value, beginning of period	$6.24	$6.35	$6.95	$6.21	$7.01	$6.98
Income (loss) from investment operations
Net investment income (loss) (d)	$0.10	$0.19	$0.22	$0.29	$0.29	$0.33
Net realized and unrealized gain (loss)	(0.74)	(0.09)(g)	(0.59)	0.72	(0.79)	(0.06)
Total from investment operations	$(0.64)	$0.10	$(0.37)	$1.01	$(0.50)	$0.27
Less distributions declared to shareholders
From net investment income	$(0.11)	$(0.21)	$(0.12)	$(0.16)	$(0.13)	$(0.24)
From tax return of capital	—	—	(0.11)	(0.11)	(0.17)	—
Total distributions declared to shareholders	$(0.11)	$(0.21)	$(0.23)	$(0.27)	$(0.30)	$(0.24)
Net asset value, end of period (x)	$5.49	$6.24	$6.35	$6.95	$6.21	$7.01
Total return (%) (r)(s)(t)(x)	(10.36)(n)	1.47	(5.25)	16.43	(7.46)	3.99
Ratios (%) (to average net assets) and Supplemental data:
Expenses before expense reductions	1.98(a)	2.09	2.18	2.15	2.19	2.24
Expenses after expense reductions	1.85(a)	1.85	1.85	1.85	1.86	1.85
Net investment income (loss)	3.49(a)	2.91	3.47	4.29	4.15	4.78
Portfolio turnover	26(n)	82	78	136	95	126
Net assets at end of period (000 omitted)	$52	$58	$58	$61	$52	$56
See Notes to Financial Statements

Financial Highlights – continued
Class R2	Six months ended	Year ended
	4/30/22 (unaudited)	10/31/21	10/31/20	10/31/19	10/31/18	10/31/17
Net asset value, beginning of period	$6.21	$6.35	$6.95	$6.20	$7.00	$6.97
Income (loss) from investment operations
Net investment income (loss) (d)	$0.12	$0.24	$0.26	$0.32	$0.32	$0.37
Net realized and unrealized gain (loss)	(0.74)	(0.14)	(0.59)	0.73	(0.78)	(0.06)
Total from investment operations	$(0.62)	$0.10	$(0.33)	$1.05	$(0.46)	$0.31
Less distributions declared to shareholders
From net investment income	$(0.13)	$(0.24)	$(0.14)	$(0.18)	$(0.14)	$(0.28)
From tax return of capital	—	—	(0.13)	(0.12)	(0.20)	—
Total distributions declared to shareholders	$(0.13)	$(0.24)	$(0.27)	$(0.30)	$(0.34)	$(0.28)
Net asset value, end of period (x)	$5.46	$6.21	$6.35	$6.95	$6.20	$7.00
Total return (%) (r)(s)(t)(x)	(10.18)(n)	1.50	(4.77)	17.19	(7.01)	4.51
Ratios (%) (to average net assets) and Supplemental data:
Expenses before expense reductions	1.48(a)	1.61	1.68	1.65	1.69	1.74
Expenses after expense reductions	1.35(a)	1.35	1.35	1.35	1.36	1.36
Net investment income (loss)	3.99(a)	3.70	3.97	4.79	4.65	5.26
Portfolio turnover	26(n)	82	78	136	95	126
Net assets at end of period (000 omitted)	$54	$60	$59	$62	$53	$60
See Notes to Financial Statements

Financial Highlights – continued
Class R3	Six months ended	Year ended
	4/30/22 (unaudited)	10/31/21	10/31/20	10/31/19	10/31/18	10/31/17
Net asset value, beginning of period	$6.22	$6.36	$6.96	$6.22	$7.01	$6.97
Income (loss) from investment operations
Net investment income (loss) (d)	$0.13	$0.26	$0.27	$0.33	$0.32	$0.39
Net realized and unrealized gain (loss)	(0.75)	(0.14)	(0.59)	0.72	(0.76)	(0.06)
Total from investment operations	$(0.62)	$0.12	$(0.32)	$1.05	$(0.44)	$0.33
Less distributions declared to shareholders
From net investment income	$(0.13)	$(0.26)	$(0.14)	$(0.18)	$(0.15)	$(0.29)
From tax return of capital	—	—	(0.14)	(0.13)	(0.20)	—
Total distributions declared to shareholders	$(0.13)	$(0.26)	$(0.28)	$(0.31)	$(0.35)	$(0.29)
Net asset value, end of period (x)	$5.47	$6.22	$6.36	$6.96	$6.22	$7.01
Total return (%) (r)(s)(t)(x)	(10.05)(n)	1.76	(4.52)	17.27	(6.61)	4.92
Ratios (%) (to average net assets) and Supplemental data:
Expenses before expense reductions	1.23(a)	1.37	1.44	1.40	1.44	1.50
Expenses after expense reductions	1.10(a)	1.10	1.10	1.10	1.11	1.10
Net investment income (loss)	4.24(a)	3.96	4.21	5.01	4.75	5.64
Portfolio turnover	26(n)	82	78	136	95	126
Net assets at end of period (000 omitted)	$121	$132	$275	$211	$155	$60
See Notes to Financial Statements

Financial Highlights – continued
Class R4	Six months ended	Year ended
	4/30/22 (unaudited)	10/31/21	10/31/20	10/31/19	10/31/18	10/31/17
Net asset value, beginning of period	$6.23	$6.38	$6.98	$6.23	$7.00	$6.97
Income (loss) from investment operations
Net investment income (loss) (d)	$0.13	$0.28	$0.29	$0.35	$0.38	$0.39
Net realized and unrealized gain (loss)	(0.74)	(0.15)	(0.59)	0.73	(0.78)	(0.05)
Total from investment operations	$(0.61)	$0.13	$(0.30)	$1.08	$(0.40)	$0.34
Less distributions declared to shareholders
From net investment income	$(0.14)	$(0.28)	$(0.15)	$(0.19)	$(0.15)	$(0.31)
From tax return of capital	—	—	(0.15)	(0.14)	(0.22)	—
Total distributions declared to shareholders	$(0.14)	$(0.28)	$(0.30)	$(0.33)	$(0.37)	$(0.31)
Net asset value, end of period (x)	$5.48	$6.23	$6.38	$6.98	$6.23	$7.00
Total return (%) (r)(s)(t)(x)	(9.91)(n)	1.86	(4.25)	17.71	(6.10)	5.03
Ratios (%) (to average net assets) and Supplemental data:
Expenses before expense reductions	0.98(a)	1.11	1.19	1.15	1.22	1.22
Expenses after expense reductions	0.85(a)	0.85	0.85	0.85	0.85	0.86
Net investment income (loss)	4.49(a)	4.19	4.42	5.29	5.45	5.54
Portfolio turnover	26(n)	82	78	136	95	126
Net assets at end of period (000 omitted)	$114	$127	$122	$64	$54	$282
See Notes to Financial Statements

Financial Highlights – continued
Class R6	Six months ended	Year ended
	4/30/22 (unaudited)	10/31/21	10/31/20	10/31/19	10/31/18	10/31/17
Net asset value, beginning of period	$6.20	$6.34	$6.94	$6.20	$7.00	$6.97
Income (loss) from investment operations
Net investment income (loss) (d)	$0.14	$0.28	$0.30	$0.36	$0.36	$0.41
Net realized and unrealized gain (loss)	(0.74)	(0.14)	(0.59)	0.72	(0.78)	(0.06)
Total from investment operations	$(0.60)	$0.14	$(0.29)	$1.08	$(0.42)	$0.35
Less distributions declared to shareholders
From net investment income	$(0.14)	$(0.28)	$(0.16)	$(0.20)	$(0.16)	$(0.32)
From tax return of capital	—	—	(0.15)	(0.14)	(0.22)	—
Total distributions declared to shareholders	$(0.14)	$(0.28)	$(0.31)	$(0.34)	$(0.38)	$(0.32)
Net asset value, end of period (x)	$5.46	$6.20	$6.34	$6.94	$6.20	$7.00
Total return (%) (r)(s)(t)(x)	(9.76)(n)	2.10	(4.20)	17.69	(6.45)	5.15
Ratios (%) (to average net assets) and Supplemental data:
Expenses before expense reductions	0.89(a)	1.02	1.08	1.08	1.11	1.13
Expenses after expense reductions	0.76(a)	0.76	0.74	0.78	0.77	0.75
Net investment income (loss)	4.58(a)	4.28	4.57	5.37	5.23	5.88
Portfolio turnover	26(n)	82	78	136	95	126
Net assets at end of period (000 omitted)	$406,350	$428,596	$346,556	$317,272	$298,538	$302,738

(a)	Annualized.
(d)	Per share data is based on average shares outstanding.
(g)	The per share amount varies from the net realized and unrealized gain/loss for the period because of the timing of sales of fund shares and the per share amount of realized and unrealized gains and losses at such time.
(n)	Not annualized.
(r)	Certain expenses have been reduced without which performance would have been lower.
(s)	From time to time the fund may receive proceeds from litigation settlements, without which performance would be lower.
(t)	Total returns do not include any applicable sales charges.
(x)	The net asset values and total returns have been calculated on net assets which include adjustments made in accordance with U.S. generally accepted accounting principles required at period end for financial reporting purposes.
See Notes to Financial Statements

Notes to Financial Statements
(unaudited)
(1) Business and Organization
MFS Emerging Markets Debt Local Currency Fund (the fund) is a non-diversified series of MFS Series Trust X (the trust). The trust is organized as a Massachusetts business trust and is registered under the Investment Company Act of 1940, as amended, as an open-end management investment company.
The fund is an investment company and accordingly follows the investment company accounting and reporting guidance of the Financial Accounting Standards Board (FASB) Accounting Standards Codification Topic 946 Financial Services - Investment Companies.
(2) Significant Accounting Policies
General — The preparation of financial statements in conformity with U.S. generally accepted accounting principles requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities, and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of increases and decreases in net assets from operations during the reporting period. Actual results could differ from those estimates. In the preparation of these financial statements, management has evaluated subsequent events occurring after the date of the fund’s Statement of Assets and Liabilities through the date that the financial statements were issued. The fund invests in high-yield securities rated below investment grade. Investments in below investment grade quality securities can involve a substantially greater risk of default or can already be in default, and their values can decline significantly. Below investment grade quality securities tend to be more sensitive to adverse news about the issuer, or the market or economy in general, than higher quality debt instruments. The fund invests in foreign securities, including securities of emerging market issuers. Investments in foreign securities are vulnerable to the effects of changes in the relative values of the local currency and the U.S. dollar and to the effects of changes in each country’s market, economic, industrial, political, regulatory, geopolitical, environmental, public health, and other conditions. Investments in emerging markets can involve additional and greater risks than the risks associated with investments in developed foreign markets. Emerging markets can have less developed markets, greater custody and operational risk, less developed legal, regulatory, accounting, and auditing systems, greater government involvement in the economy, greater risk of new or inconsistent government treatment of or restrictions on issuers and instruments, and greater political, social, and economic instability than developed markets.
Balance Sheet Offsetting — The fund's accounting policy with respect to balance sheet offsetting is that, absent an event of default by the counterparty or a termination of the agreement, the International Swaps and Derivatives Association (ISDA) Master Agreement, or similar agreement, does not result in an offset of reported amounts of financial assets and financial liabilities in the Statement of Assets and Liabilities across transactions between the fund and the applicable counterparty. The fund's right to setoff may be restricted or prohibited by the bankruptcy or insolvency laws of the particular jurisdiction to which a specific master netting agreement counterparty is subject. Balance sheet offsetting disclosures, to the extent applicable to the fund, have been included in the fund’s Significant Accounting Policies note under the captions for each of the fund’s in-scope financial instruments and transactions.

Notes to Financial Statements (unaudited) - continued
Investment Valuations — Equity securities, including restricted equity securities, are generally valued at the last sale or official closing price on their primary market or exchange as provided by a third-party pricing service. Equity securities, for which there were no sales reported that day, are generally valued at the last quoted daily bid quotation on their primary market or exchange as provided by a third-party pricing service. Debt instruments and floating rate loans, including restricted debt instruments, are generally valued at an evaluated or composite bid as provided by a third-party pricing service. Short-term instruments with a maturity at issuance of 60 days or less may be valued at amortized cost, which approximates market value. Exchange-traded options are generally valued at the last sale or official closing price on their primary exchange as provided by a third-party pricing service. Exchange-traded options for which there were no sales reported that day are generally valued at the last daily bid quotation on their primary exchange as provided by a third-party pricing service. For put options, the position may be valued at the last daily ask quotation if there are no trades reported during the day. Options not traded on an exchange are generally valued at a broker/dealer bid quotation. Foreign currency options are generally valued at valuations provided by a third-party pricing service. Futures contracts are generally valued at last posted settlement price on their primary exchange as provided by a third-party pricing service. Futures contracts for which there were no trades that day for a particular position are generally valued at the closing bid quotation on their primary exchange as provided by a third-party pricing service. Forward foreign currency exchange contracts are generally valued at the mean of bid and asked prices for the time period interpolated from rates provided by a third-party pricing service for proximate time periods. Swap agreements are generally valued using valuations provided by a third-party pricing service, which for cleared swaps includes an evaluation of any trading activity at the clearinghouses. Open-end investment companies are generally valued at net asset value per share. Securities and other assets generally valued on the basis of information from a third-party pricing service may also be valued at a broker/dealer bid quotation. In determining values, third-party pricing services can utilize both transaction data and market information such as yield, quality, coupon rate, maturity, type of issue, trading characteristics, and other market data. The values of foreign securities and other assets and liabilities expressed in foreign currencies are converted to U.S. dollars using the mean of bid and asked prices for rates provided by a third-party pricing service.
The Board of Trustees has delegated primary responsibility for determining or causing to be determined the value of the fund’s investments (including any fair valuation) to the adviser pursuant to valuation policies and procedures approved by the Board. If the adviser determines that reliable market quotations are not readily available, investments are valued at fair value as determined in good faith by the adviser in accordance with such procedures under the oversight of the Board of Trustees. Under the fund’s valuation policies and procedures, market quotations are not considered to be readily available for most types of debt instruments and floating rate loans and many types of derivatives. These investments are generally valued at fair value based on information from third-party pricing services. In addition, investments may be valued at fair value if the adviser determines that an investment’s value has been materially affected by events occurring after the close of the exchange or market on which the investment is principally traded (such as foreign exchange or market) and prior to the determination of the fund’s net asset value, or after the halt of trading of a specific security where trading does not resume prior to the close of the exchange or market on which the

Notes to Financial Statements (unaudited) - continued
security is principally traded. The adviser generally relies on third-party pricing services or other information (such as the correlation with price movements of similar securities in the same or other markets; the type, cost and investment characteristics of the security; the business and financial condition of the issuer; and trading and other market data) to assist in determining whether to fair value and at what value to fair value an investment. The value of an investment for purposes of calculating the fund’s net asset value can differ depending on the source and method used to determine value. When fair valuation is used, the value of an investment used to determine the fund’s net asset value may differ from quoted or published prices for the same investment. There can be no assurance that the fund could obtain the fair value assigned to an investment if it were to sell the investment at the same time at which the fund determines its net asset value per share.
Various inputs are used in determining the value of the fund's assets or liabilities. These inputs are categorized into three broad levels. In certain cases, the inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, an investment's level within the fair value hierarchy is based on the lowest level of input that is significant to the fair value measurement. The fund's assessment of the significance of a particular input to the fair value measurement in its entirety requires judgment, and considers factors specific to the investment. Level 1 includes unadjusted quoted prices in active markets for identical assets or liabilities. Level 2 includes other significant observable market-based inputs (including quoted prices for similar securities, interest rates, prepayment speed, and credit risk). Level 3 includes unobservable inputs, which may include the adviser's own assumptions in determining the fair value of investments. Other financial instruments are derivative instruments, such as futures contracts, forward foreign currency exchange contracts, and swap agreements. The following is a summary of the levels used as of April 30, 2022 in valuing the fund's assets and liabilities:
Financial Instruments	Level 1	Level 2	Level 3	Total
Equity Securities	$176,350	$—	$—	$176,350
Non - U.S. Sovereign Debt	—	371,400,397	—	371,400,397
Foreign Bonds	—	22,100,427	—	22,100,427
Mutual Funds	15,568,472	—	—	15,568,472
Total	$15,744,822	$393,500,824	$—	$409,245,646
Other Financial Instruments
Futures Contracts – Assets	$513,824	$—	$—	$513,824
Forward Foreign Currency Exchange Contracts – Assets	—	6,048,556	—	6,048,556
Forward Foreign Currency Exchange Contracts – Liabilities	—	(4,929,581)	—	(4,929,581)
Swap Agreements – Assets	—	89,428	—	89,428
Swap Agreements – Liabilities	—	(1,762,138)	—	(1,762,138)
For further information regarding security characteristics, see the Portfolio of Investments.
Foreign Currency Translation — Purchases and sales of foreign investments, income, and expenses are converted into U.S. dollars based upon currency exchange rates prevailing on the respective dates of such transactions or on the reporting date for foreign denominated receivables and payables. Gains and losses attributable to foreign

Notes to Financial Statements (unaudited) - continued
currency exchange rates on sales of securities are recorded for financial statement purposes as net realized gains and losses on investments. Gains and losses attributable to foreign exchange rate movements on receivables, payables, income and expenses are recorded for financial statement purposes as foreign currency transaction gains and losses. That portion of both realized and unrealized gains and losses on investments that results from fluctuations in foreign currency exchange rates is not separately disclosed.
Derivatives — The fund uses derivatives primarily to increase or decrease exposure to a particular market or segment of the market, or security, to increase or decrease interest rate or currency exposure, or as alternatives to direct investments. Derivatives are used for hedging or non-hedging purposes. While hedging can reduce or eliminate losses, it can also reduce or eliminate gains. When the fund uses derivatives as an investment to increase market exposure, or for hedging purposes, gains and losses from derivative instruments may be substantially greater than the derivative’s original cost.
The derivative instruments used by the fund during the period were purchased put options, futures contracts, forward foreign currency exchange contracts, and swap agreements. Depending on the type of derivative, a fund may exit a derivative position by entering into an offsetting transaction with a counterparty or exchange, negotiating an agreement with the derivative counterparty, or novating the position to a third party. The fund may be unable to promptly close out a futures position in instances where the daily fluctuation in the price for that type of future exceeds the daily limit set by the exchange. The fund's period end derivatives, as presented in the Portfolio of Investments and the associated Derivative Contract tables, generally are indicative of the volume of its derivative activity during the period.
The following table presents, by major type of derivative contract, the fair value, on a gross basis, of the asset and liability components of derivatives held by the fund at April 30, 2022 as reported in the Statement of Assets and Liabilities:
		Fair Value (a)
Risk	Derivative Contracts	Asset Derivatives	Liability Derivatives
Interest Rate	Futures Contracts	$513,824	$—
Interest Rate	Cleared Swap Agreements	89,428	(1,762,138)
Foreign Exchange	Forward Foreign Currency Exchange Contracts	6,048,556	(4,929,581)
Total		$6,651,808	$(6,691,719)
(a)	Values presented in this table for futures contracts and cleared swap agreements correspond to the values reported in the Portfolio of Investments. Only the current day net variation margin for futures contracts and cleared swap agreements is separately reported within the Statement of Assets and Liabilities.

Notes to Financial Statements (unaudited) - continued
The following table presents, by major type of derivative contract, the realized gain (loss) on derivatives held by the fund for the six months ended April 30, 2022 as reported in the Statement of Operations:
Risk	Futures Contracts	Swap Agreements	Forward Foreign Currency Exchange Contracts	Unaffiliated Issuers (Purchased Options)
Interest Rate	$1,081,193	$(1,477,408)	$ —	$ —
Foreign Exchange	—	—	(8,744,796)	(42,500)
Total	$1,081,193	$(1,477,408)	$(8,744,796)	$(42,500)
The following table presents, by major type of derivative contract, the change in unrealized appreciation or depreciation on derivatives held by the fund for the six months ended April 30, 2022 as reported in the Statement of Operations:
Risk	Futures Contracts	Swap Agreements	Forward Foreign Currency Exchange Contracts
Interest Rate	$165,796	$(15,695)	$ —
Foreign Exchange	—	—	852,509
Total	$165,796	$(15,695)	$852,509
Derivative counterparty credit risk is managed through formal evaluation of the creditworthiness of all potential counterparties. On certain, but not all, uncleared derivatives, the fund attempts to reduce its exposure to counterparty credit risk whenever possible by entering into an ISDA Master Agreement on a bilateral basis. The ISDA Master Agreement gives each party to the agreement the right to terminate all transactions traded under such agreement if there is a specified deterioration in the credit quality of the other party. Upon an event of default or a termination of the ISDA Master Agreement, the non-defaulting party has the right to close out all transactions traded under such agreement and to net amounts owed under each agreement to one net amount payable by one party to the other. This right to close out and net payments across all transactions traded under the ISDA Master Agreement could result in a reduction of the fund's credit risk to such counterparty equal to any amounts payable by the fund under the applicable transactions, if any.
Collateral and margin requirements differ by type of derivative. For cleared derivatives (e.g., futures contracts, cleared swaps, and exchange-traded options), margin requirements are set by the clearing broker and the clearing house and collateral, in the form of cash or securities, is posted by the fund directly with the clearing broker. Collateral terms are counterparty agreement specific for uncleared derivatives (e.g., forward foreign currency exchange contracts, uncleared swap agreements, and uncleared options) and collateral, in the form of cash and securities, is held in segregated accounts with the fund's custodian in connection with these agreements. For derivatives traded under an ISDA Master Agreement, which contains a collateral support annex, the collateral requirements are netted across all transactions traded under such counterparty-specific agreement and an amount is posted from one party to the other to collateralize such obligations. Cash that has been segregated or delivered to cover the fund's collateral or margin obligations under derivative contracts, if any, will be reported separately in the Statement of Assets and Liabilities as restricted

Notes to Financial Statements (unaudited) - continued
cash for uncleared derivatives and/or deposits with brokers for cleared derivatives. Securities pledged as collateral or margin for the same purpose, if any, are noted in the Portfolio of Investments. The fund may be required to make payments of interest on uncovered collateral or margin obligations with the broker. Any such payments are included in “Miscellaneous” expense in the Statement of Operations.
The following table presents the fund's derivative assets and liabilities (by type) on a gross basis as of April 30, 2022:
Gross Amounts of:	Derivative Assets	Derivative Liabilities
Futures Contracts (a)	$29,496	$—
Cleared Swap Agreements (a)	87,154	—
Forward Foreign Currency Exchange Contracts	6,048,556	(4,929,581)
Total Gross Amount of Derivative Assets and Liabilities Presented in the Statement of Assets & Liabilities	$6,165,206	$(4,929,581)
Less: Derivatives Assets and Liabilities Not Subject to a Master Netting Agreement or Similar Arrangement	2,134,812	(1,016,087)
Total Gross Amount of Derivative Assets and Liabilities Subject to a Master Netting Agreement or Similar Arrangement	$4,030,394	$(3,913,494)
(a)	The amount presented here represents the fund's current day net variation margin for futures contracts and for cleared swap agreements. This amount, which is recognized within the Statement of Assets and Liabilities, differs from the fair value of the futures contracts and cleared swap agreements which is presented in the tables that follow the Portfolio of Investments.

Notes to Financial Statements (unaudited) - continued
The following table presents (by counterparty) the fund's derivative assets net of amounts available for offset under Master Netting Agreements (or similar arrangements) and net of the related collateral held by the fund at April 30, 2022:
		Amounts Not Offset in the Statement of Assets & Liabilities
	Gross Amount of Derivative Assets Subject to a Master Netting Agreement (or Similar Arrangement) by Counterparty	Financial Instruments Available for Offset	Financial Instruments Collateral Received (b)	Cash Collateral Received (b)	Net Amount of Derivative Assets by Counterparty
Banco Santander S.A.	$136,396	$(90,813)	$—	$—	$45,583
Barclays Bank PLC	91,191	(91,191)	—	—	—
BNP Paribas S.A.	211,019	(154,679)	—	—	56,340
Brown Brothers Harriman	69,627	(8,069)	—	—	61,558
Citibank N.A.	1,543,820	(100,753)	—	(1,443,067)	—
Goldman Sachs International	549,330	(549,330)	—	—	—
JPMorgan Chase Bank N.A.	889,142	(679,708)	—	—	209,434
Morgan Stanley Capital Services, Inc.	539,869	(84,133)	—	(350,000)	105,736
Total	$4,030,394	$(1,758,676)	$—	$(1,793,067)	$478,651

Notes to Financial Statements (unaudited) - continued
The following table presents (by counterparty) the fund's derivative liabilities net of amounts available for offset under Master Netting Agreements (or similar arrangements) and net of the related collateral pledged by the fund at April 30, 2022:
		Amounts Not Offset in the Statement of Assets & Liabilities
	Gross Amount of Derivative Liabilities Subject to a Master Netting Agreement (or Similar Arrangement) by Counterparty	Financial Instruments Available for Offset	Financial Instruments Collateral Pledged (b)	Cash Collateral Pledged (b)	Net Amount of Derivative Liabilities by Counterparty
Banco Santander S.A.	$(90,813)	$90,813	$—	$—	$—
Barclays Bank PLC	(927,417)	91,191	—	520,000	(316,226)
BNP Paribas	(154,679)	154,679	—	—	—
Brown Brothers Harriman	(8,069)	8,069	—	—	—
Citibank N.A.	(100,753)	100,753	—	—	—
Deutsche Bank AG	(70,502)	—	—	70,502	—
Goldman Sachs International	(1,388,446)	549,330	—	740,000	(99,116)
JPMorgan Chase Bank N.A.	(679,708)	679,708	—	—	—
Merrill Lynch International	(408,975)	—	—	370,000	(38,975)
Morgan Stanley Capital Services, Inc.	(84,133)	84,133	—	—	—
Total	$(3,913,494)	$1,758,676	$—	$1,700,502	$(454,317)
(b)	The amount presented here may be less than the total amount of collateral (received)/pledged as the excess collateral (received)/pledged is not shown for purposes of this presentation.
Purchased Options — The fund purchased put options for a premium. Purchased put options entitle the holder to buy and sell a specified number of shares or units of a particular security, currency or index at a specified price at a specified date or within a specified period of time. Purchasing put options may hedge against an anticipated decline in the value of portfolio securities or currency or decrease the fund's exposure to an underlying instrument.
The premium paid is initially recorded as an investment in the Statement of Assets and Liabilities. That investment is subsequently marked-to-market daily with the difference between the premium paid and the market value of the purchased option being recorded as unrealized appreciation or depreciation. Premiums paid for purchased put options which have expired are treated as realized losses on investments in the Statement of Operations. Upon the exercise or closing of a purchased put option, the premium paid is offset against the proceeds on the sale of the underlying security or financial instrument in order to determine the realized gain or loss on investments.

Notes to Financial Statements (unaudited) - continued
Whether or not the option is exercised, the fund's maximum risk of loss from purchasing an option is the amount of premium paid. All option contracts involve credit risk if the counterparty to the option contract fails to perform. For uncleared options, this risk is mitigated in cases where there is an ISDA Master Agreement between the fund and the counterparty providing for netting as described above and, where applicable, by the posting of collateral by the counterparty to the fund to cover the fund’s exposure to the counterparty under such ISDA Master Agreement.
Futures Contracts — The fund entered into futures contracts which may be used to hedge against or obtain broad market exposure, interest rate exposure, currency exposure, or to manage duration. A futures contract represents a commitment for the future purchase or sale of an asset at a specified price on a specified date.
Upon entering into a futures contract, the fund is required to deposit with the broker, either in cash or securities, an initial margin in an amount equal to a specified percentage of the notional amount of the contract. Subsequent payments (variation margin) are made or received by the fund each day, depending on the daily fluctuations in the value of the contract, and are recorded for financial statement purposes as unrealized gain or loss by the fund until the contract is closed or expires at which point the gain or loss on futures contracts is realized.
The fund bears the risk of interest rates, exchange rates or securities prices moving unexpectedly, in which case, the fund may not achieve the anticipated benefits of the futures contracts and may realize a loss. While futures contracts may present less counterparty risk to the fund since the contracts are exchange traded and the exchange’s clearinghouse guarantees payments to the broker, there is still counterparty credit risk due to the insolvency of the broker. The fund’s maximum risk of loss due to counterparty credit risk is equal to the margin posted by the fund to the broker plus any gains or minus any losses on the outstanding futures contracts.
Forward Foreign Currency Exchange Contracts — The fund entered into forward foreign currency exchange contracts for the purchase or sale of a specific foreign currency at a fixed price on a future date. These contracts may be used to hedge the fund’s currency risk or for non-hedging purposes. For hedging purposes, the fund may enter into contracts to deliver or receive foreign currency that the fund will receive from or use in its normal investment activities. The fund may also use contracts to hedge against declines in the value of foreign currency denominated securities due to unfavorable exchange rate movements. For non-hedging purposes, the fund may enter into contracts with the intent of changing the relative exposure of the fund’s portfolio of securities to different currencies to take advantage of anticipated exchange rate changes.
Forward foreign currency exchange contracts are adjusted by the daily exchange rate of the underlying currency and any unrealized gains or losses are recorded as a receivable or payable for forward foreign currency exchange contracts until the contract settlement date. On contract settlement date, any gain or loss on the contract is recorded as realized gains or losses on forward foreign currency exchange contracts.
Risks may arise upon entering into these contracts from unanticipated movements in the value of the contract and from the potential inability of counterparties to meet the terms of their contracts. Generally, the fund’s maximum risk due to counterparty credit risk is the unrealized gain on the contract due to the use of Continuous Linked Settlement, a multicurrency cash settlement system for the centralized settlement of

Notes to Financial Statements (unaudited) - continued
foreign transactions. This risk is mitigated in cases where there is an ISDA Master Agreement between the fund and the counterparty providing for netting as described above and, where applicable, by the posting of collateral by the counterparty to the fund to cover the fund’s exposure to the counterparty under such ISDA Master Agreement.
Swap Agreements — During the period the fund entered into swap agreements. Swap agreements generally involve a periodic exchange of cash payments on a net basis, at specified intervals or upon the occurrence of specified events, between the fund and a counterparty. Certain swap agreements may be entered into as a bilateral contract (“uncleared swaps”) while others are required to be centrally cleared (“cleared swaps”). In a cleared swap transaction, the ultimate counterparty to the transaction is a clearinghouse (the “clearinghouse”). The contract is transferred and accepted by the clearinghouse immediately following execution of the swap contract with an executing broker. Thereafter, throughout the term of the cleared swap, the fund interfaces indirectly with the clearinghouse through a clearing broker and has counterparty risk to the clearing broker as well.
Both cleared and uncleared swap agreements are marked to market daily. The value of uncleared swap agreements is reported in the Statement of Assets and Liabilities as “Uncleared swaps, at value” which includes any related interest accruals to be paid or received by the fund. For cleared swaps, payments (variation margin) are made or received by the fund each day, depending on the daily fluctuations in the value of the cleared swap, such that only the current day net receivable or payable for variation margin is reported in the Statement of Assets and Liabilities.
For both cleared and uncleared swaps, the periodic exchange of net cash payments, at specified intervals or upon the occurrence of specified events as stipulated by the agreement, is recorded as realized gain or loss on swap agreements in the Statement of Operations. Premiums paid or received at the inception of the agreements are amortized using the effective interest method over the term of the agreement as realized gain or loss on swap agreements in the Statement of Operations. A liquidation payment received or made upon early termination is recorded as a realized gain or loss on swap agreements in the Statement of Operations. The change in unrealized appreciation or depreciation on swap agreements in the Statement of Operations reflects the aggregate change over the reporting period in the value of swaps net of any unamortized premiums paid or received.
Risks related to swap agreements include the possible lack of a liquid market, unfavorable market and interest rate movements of the underlying instrument and the failure of the counterparty to perform under the terms of the agreements. The fund's maximum risk of loss from counterparty credit risk is the discounted net value of the cash flows to be received from/paid to the counterparty over the contract's remaining life, to the extent that the amount is positive. To address counterparty risk, uncleared swap agreements are limited to only highly-rated counterparties. Risk is further reduced by having an ISDA Master Agreement between the fund and the counterparty providing for netting as described above and, where applicable, by the posting of collateral by the counterparty to the fund to cover the fund’s exposure to the counterparty under such ISDA Master Agreement. The fund's counterparty risk due to cleared swaps is mitigated by the fact that the clearinghouse is the true counterparty to the transaction and the regulatory requirement safeguards in the event of a clearing broker bankruptcy.

Notes to Financial Statements (unaudited) - continued
The fund entered into interest rate swap agreements in order to manage its exposure to interest or foreign exchange rate fluctuations. Interest rate swap agreements involve the periodic exchange of cash flows, between the fund and a counterparty, based on the difference between two interest rates applied to a notional principal amount. The two interest rates exchanged may either be a fixed rate and a floating rate or two floating rates based on different indices.
Indemnifications — Under the fund's organizational documents, its officers and Trustees may be indemnified against certain liabilities and expenses arising out of the performance of their duties to the fund. Additionally, in the normal course of business, the fund enters into agreements with service providers that may contain indemnification clauses. The fund's maximum exposure under these agreements is unknown as this would involve future claims that may be made against the fund that have not yet occurred.
Investment Transactions and Income — Investment transactions are recorded on the trade date. Interest income is recorded on the accrual basis. All premium and discount is amortized or accreted for financial statement purposes in accordance with U.S. generally accepted accounting principles. Dividends received in cash are recorded on the ex-dividend date. Certain dividends from foreign securities will be recorded when the fund is informed of the dividend if such information is obtained subsequent to the ex-dividend date. Dividend and interest payments received in additional securities are recorded on the ex-dividend or ex-interest date in an amount equal to the value of the security on such date. In determining the net gain or loss on securities sold, the cost of securities is determined on the identified cost basis. Inflation-indexed bonds are fixed-income securities whose principal value is periodically adjusted upward or downward based on the rate of inflation. Interest is accrued based on the principal value, which is adjusted for inflation. Any increase or decrease in the principal amount of an inflation-indexed bond is generally recorded as an increase or decrease in interest income, respectively, even though the adjusted principal is not received until maturity.
Debt obligations may be placed on non-accrual status or set to accrue at a rate of interest less than the contractual coupon when the collection of all or a portion of interest has become doubtful. Interest income for those debt obligations may be further reduced by the write-off of the related interest receivables when deemed uncollectible.
The fund may receive proceeds from litigation settlements. Any proceeds received from litigation involving portfolio holdings are reflected in the Statement of Operations in realized gain/loss if the security has been disposed of by the fund or in unrealized gain/loss if the security is still held by the fund. Any other proceeds from litigation not related to portfolio holdings are reflected as other income in the Statement of Operations.
Tax Matters and Distributions — The fund intends to qualify as a regulated investment company, as defined under Subchapter M of the Internal Revenue Code, and to distribute all of its taxable income, including realized capital gains. As a result, no provision for federal income tax is required. The fund’s federal tax returns, when filed, will remain subject to examination by the Internal Revenue Service for a three year period. Management has analyzed the fund’s tax positions taken on federal and state tax returns for all open tax years and does not believe that there are any uncertain tax positions that require recognition of a tax liability. Foreign taxes, if any, have been accrued by the fund in the accompanying financial statements in accordance with the

Notes to Financial Statements (unaudited) - continued
applicable foreign tax law. Foreign income taxes may be withheld by certain countries in which the fund invests. Additionally, capital gains realized by the fund on securities issued in or by certain foreign countries may be subject to capital gains tax imposed by those countries.
Distributions to shareholders are recorded on the ex-dividend date. Income and capital gain distributions are determined in accordance with income tax regulations, which may differ from U.S. generally accepted accounting principles. Certain capital accounts in the financial statements are periodically adjusted for permanent differences in order to reflect their tax character. These adjustments have no impact on net assets or net asset value per share. Temporary differences which arise from recognizing certain items of income, expense, gain or loss in different periods for financial statement and tax purposes will reverse at some time in the future.
Book/tax differences primarily relate to amortization and accretion of debt securities and wash sale loss deferrals.
The tax character of distributions made during the current period will be determined at fiscal year end. The tax character of distributions declared to shareholders for the last fiscal year is as follows:
Year ended 10/31/21
Ordinary income (including any short-term capital gains)	$18,004,163
The federal tax cost and the tax basis components of distributable earnings were as follows:
As of 4/30/22
Cost of investments	$467,393,109
Gross appreciation	4,762,752
Gross depreciation	(62,910,215)
Net unrealized appreciation (depreciation)	$ (58,147,463)
As of 10/31/21
Undistributed ordinary income	1,715,448
Capital loss carryforwards	(15,728,486)
Other temporary differences	(1,863,181)
Net unrealized appreciation (depreciation)	(17,651,896)
The aggregate cost above includes prior fiscal year end tax adjustments, if applicable.
As of October 31, 2021, the fund had capital loss carryforwards available to offset future realized gains. These net capital losses may be carried forward indefinitely and their character is retained as short-term and/or long-term losses. Such losses are characterized as follows:
Short-Term	$(8,772,998)
Long-Term	(6,955,488)
Total	$(15,728,486)
Multiple Classes of Shares of Beneficial Interest — The fund offers multiple classes of shares, which differ in their respective distribution and service fees. The fund's income and common expenses are allocated to shareholders based on the value of

Notes to Financial Statements (unaudited) - continued
settled shares outstanding of each class. The fund's realized and unrealized gain (loss) are allocated to shareholders based on the daily net assets of each class. Dividends are declared separately for each class. Differences in per share dividend rates are generally due to differences in separate class expenses. Class B and Class C shares will convert to Class A shares approximately eight years after purchase. The fund’s distributions declared to shareholders as reported in the Statements of Changes in Net Assets are presented by class as follows:
	Six months ended 4/30/22	Year ended 10/31/21
Class A	$77,797	$137,523
Class B	1,886	3,462
Class C	17,575	34,265
Class I	350,937	655,445
Class R1	1,052	4,291
Class R2	1,231	2,314
Class R3	2,863	7,725
Class R4	2,914	5,428
Class R6	10,387,316	17,153,710
Total	$10,843,571	$18,004,163
(3) Transactions with Affiliates
Investment Adviser — The fund has an investment advisory agreement with MFS to provide overall investment management and related administrative services and facilities to the fund. The management fee is computed daily and paid monthly at the following annual rates based on the fund's average daily net assets:
Up to $1 billion	0.75%
In excess of $1 billion and up to $2.5 billion	0.70%
In excess of $2.5 billion	0.65%
MFS has agreed in writing to reduce its management fee by a specified amount if certain MFS mutual fund assets exceed thresholds agreed to by MFS and the fund's Board of Trustees. Effective March 1, 2022, MFS has also agreed in writing to waive at least 0.01% of its management fee as part of this agreement. The agreement to waive at least 0.01% of the management fee will continue until modified by the fund’s Board of Trustees, but such agreement will continue at least until February 29, 2024. For the six months ended April 30, 2022, this management fee reduction amounted to $31,288, which is included in the reduction of total expenses in the Statement of Operations. The management fee incurred for the six months ended April 30, 2022 was equivalent to an annual effective rate of 0.74% of the fund's average daily net assets.

Notes to Financial Statements (unaudited) - continued
The investment adviser has agreed in writing to pay a portion of the fund’s total annual operating expenses, excluding interest, taxes, extraordinary expenses, brokerage and transaction costs, and investment-related expenses, such that total fund operating expenses do not exceed the following rates annually of each class’s average daily net assets:
				Classes
A	B	C	I	R1	R2	R3	R4	R6
1.10%	1.85%	1.85%	0.85%	1.85%	1.35%	1.10%	0.85%	0.84%
This written agreement will continue until modified by the fund’s Board of Trustees, but such agreement will continue at least until February 28, 2023. For the six months ended April 30, 2022, this reduction amounted to $262,098, which is included in the reduction of total expenses in the Statement of Operations.
Distributor — MFS Fund Distributors, Inc. (MFD), a wholly-owned subsidiary of MFS, as distributor, received $13,517 for the six months ended April 30, 2022, as its portion of the initial sales charge on sales of Class A shares of the fund.
The Board of Trustees has adopted a distribution plan for certain share classes pursuant to Rule 12b-1 of the Investment Company Act of 1940.
The fund's distribution plan provides that the fund will pay MFD for services provided by MFD and financial intermediaries in connection with the distribution and servicing of certain share classes. One component of the plan is a distribution fee paid to MFD and another component of the plan is a service fee paid to MFD. MFD may subsequently pay all, or a portion, of the distribution and/or service fees to financial intermediaries.
Distribution Plan Fee Table:
	Distribution Fee Rate (d)	Service Fee Rate (d)	Total Distribution Plan (d)	Annual Effective Rate (e)	Distribution and Service Fee
Class A	—	0.25%	0.25%	0.25%	$ 4,328
Class B	0.75%	0.25%	1.00%	1.00%	504
Class C	0.75%	0.25%	1.00%	1.00%	4,720
Class R1	0.75%	0.25%	1.00%	1.00%	282
Class R2	0.25%	0.25%	0.50%	0.50%	146
Class R3	—	0.25%	0.25%	0.25%	159
Total Distribution and Service Fees					$10,139
(d)	In accordance with the distribution plan for certain classes, the fund pays distribution and/or service fees equal to these annual percentage rates of each class’s average daily net assets. The distribution and service fee rates disclosed by class represent the current rates in effect at the end of the reporting period. Any rate changes, if applicable, are detailed below.
(e)	The annual effective rates represent actual fees incurred under the distribution plan for the six months ended April 30, 2022 based on each class's average daily net assets. MFD has voluntarily agreed to rebate a portion of each class's 0.25% service fee attributable to accounts for which there is no financial intermediary specified on the account except for accounts attributable to MFS or its affiliates' seed money. For the six months ended April 30, 2022, there were no service fee rebates.

Notes to Financial Statements (unaudited) - continued
Certain Class A shares are subject to a contingent deferred sales charge (CDSC) in the event of a shareholder redemption within 18 months of purchase. Class B shares are subject to a CDSC in the event of a shareholder redemption within six years of purchase. Class C shares are subject to a CDSC in the event of a shareholder redemption within 12 months of purchase. All contingent deferred sales charges are paid to MFD and during the six months ended April 30, 2022, were as follows:
Amount
Class A	$42
Class B	—
Class C	—
Shareholder Servicing Agent — MFS Service Center, Inc. (MFSC), a wholly-owned subsidiary of MFS, receives a fee from the fund for its services as shareholder servicing agent calculated as a percentage of the average daily net assets of the fund as determined periodically under the supervision of the fund's Board of Trustees. For the six months ended April 30, 2022, the fee was $1,248, which equated to 0.0006% annually of the fund's average daily net assets. MFSC also receives reimbursement from the fund for out-of-pocket expenses, sub-accounting and other shareholder servicing costs which may be paid to affiliated and unaffiliated service providers. Class R6 shares do not incur sub-accounting fees. For the six months ended April 30, 2022, these out-of-pocket expenses, sub-accounting and other shareholder servicing costs amounted to $12,810.
Administrator — MFS provides certain financial, legal, shareholder communications, compliance, and other administrative services to the fund. Under an administrative services agreement, the fund reimburses MFS the costs incurred to provide these services. The fund is charged an annual fixed amount of $17,500 plus a fee based on average daily net assets. The administrative services fee incurred for the six months ended April 30, 2022 was equivalent to an annual effective rate of 0.0162% of the fund's average daily net assets.
Trustees’ and Officers’ Compensation — The fund pays compensation to independent Trustees in the form of a retainer, attendance fees, and additional compensation to Board and Committee chairpersons. The fund does not pay compensation directly to Trustees or officers of the fund who are also officers of the investment adviser, all of whom receive remuneration from MFS for their services to the fund. Certain officers and Trustees of the fund are officers or directors of MFS, MFD, and MFSC.
Other — The fund invests in the MFS Institutional Money Market Portfolio which is managed by MFS and seeks current income consistent with preservation of capital and liquidity. This money market fund does not pay a management fee to MFS but does incur investment and operating costs.
At April 30, 2022, MFS held 100% of the outstanding shares of Class R1 and Class R2, and approximately 53% of the outstanding shares of Class B.
(4) Portfolio Securities
For the six months ended April 30, 2022, purchases and sales of investments, other than purchased option transactions and short-term obligations, aggregated $165,097,524 and $104,539,804, respectively.

Notes to Financial Statements (unaudited) - continued
(5) Shares of Beneficial Interest
The fund's Declaration of Trust permits the Trustees to issue an unlimited number of full and fractional shares of beneficial interest. Transactions in fund shares were as follows:
	Six months ended 4/30/22		Year ended 10/31/21
	Shares	Amount	Shares	Amount
Shares sold
Class A	84,674	$506,308	453,180	$2,994,670
Class B	1,369	8,462	121	798
Class C	5,164	30,968	30,060	195,745
Class I	3,380,879	20,412,228	1,014,962	6,794,608
Class R1	—	—	171,074	1,110,268
Class R3	868	5,226	3,906	25,883
Class R4	39	223	583	3,746
Class R6	6,219,138	37,019,036	14,360,263	93,782,862
	9,692,131	$57,982,451	16,034,149	$104,908,580
Shares issued to shareholders in reinvestment of distributions
Class A	12,714	$74,947	20,233	$131,847
Class B	213	1,255	339	2,218
Class C	2,976	17,555	5,230	34,248
Class I	59,415	349,670	99,893	651,852
Class R1	177	1,052	528	3,444
Class R2	209	1,231	353	2,314
Class R3	484	2,860	1,175	7,725
Class R4	491	2,914	825	5,428
Class R6	1,742,574	10,284,441	2,601,735	17,009,036
	1,819,253	$10,735,925	2,730,311	$17,848,112
Shares reacquired
Class A	(136,561)	$(829,782)	(140,843)	$(927,304)
Class B	(25)	(149)	(1,917)	(12,963)
Class C	(10,133)	(61,437)	(45,997)	(305,227)
Class I	(2,964,785)	(17,347,364)	(1,233,461)	(8,159,930)
Class R1	—	—	(171,305)	(1,098,064)
Class R3	(581)	(3,626)	(27,011)	(177,417)
Class R4	(3)	(16)	(151)	(987)
Class R6	(2,595,806)	(15,810,292)	(2,489,104)	(16,664,031)
	(5,707,894)	$(34,052,666)	(4,109,789)	$(27,345,923)

Notes to Financial Statements (unaudited) - continued
	Six months ended 4/30/22		Year ended 10/31/21
	Shares	Amount	Shares	Amount
Net change
Class A	(39,173)	$(248,527)	332,570	$2,199,213
Class B	1,557	9,568	(1,457)	(9,947)
Class C	(1,993)	(12,914)	(10,707)	(75,234)
Class I	475,509	3,414,534	(118,606)	(713,470)
Class R1	177	1,052	297	15,648
Class R2	209	1,231	353	2,314
Class R3	771	4,460	(21,930)	(143,809)
Class R4	527	3,121	1,257	8,187
Class R6	5,365,906	31,493,185	14,472,894	94,127,867
	5,803,490	$34,665,710	14,654,671	$95,410,769
The fund is one of several mutual funds in which certain MFS funds may invest. The MFS funds do not invest in the underlying funds for the purpose of exercising management or control. At the end of the period, the MFS Moderate Allocation Fund, the MFS Growth Allocation Fund, the MFS Conservative Allocation Fund, the MFS Lifetime 2030 Fund, the MFS Lifetime 2035 Fund, the MFS Lifetime 2025 Fund, the MFS Lifetime 2040 Fund, and the MFS Lifetime Income Fund were the owners of record of approximately 32%, 29%, 20%, 3%, 2%, 2%, 2%, and 1%, respectively, of the value of outstanding voting shares of the fund. In addition, the MFS Lifetime 2020 Fund and the MFS Lifetime 2045 Fund were each the owners of record of less than 1% of the value of outstanding voting shares of the fund.
Effective June 1, 2019, purchases of the fund’s Class B shares are closed to new and existing investors subject to certain exceptions. Please see the fund’s prospectus for details.
(6) Line of Credit
The fund and certain other funds managed by MFS participate in a $1.45 billion unsecured committed line of credit of which $1.2 billion is reserved for use by the fund and certain other MFS U.S. funds. The line of credit is provided by a syndicate of banks under a credit agreement. Borrowings may be made for temporary financing needs. Interest is charged to each fund, based on its borrowings, generally at a rate equal to the highest of Daily Simple SOFR plus 0.10%, the Federal Funds Effective Rate, and the Overnight Bank Funding Rate, plus an agreed upon spread. A commitment fee, based on the average daily, unused portion of the committed line of credit, is allocated among the participating funds. In addition, the fund and other funds managed by MFS have established unsecured uncommitted borrowing arrangements with certain banks for temporary financing needs. Interest is charged to each fund, based on its borrowings, at rates equal to customary reference rates plus an agreed upon spread. For the six months ended April 30, 2022, the fund’s commitment fee and interest expense were $812 and $0, respectively, and are included in “Miscellaneous” expense in the Statement of Operations.

Notes to Financial Statements (unaudited) - continued
(7) Investments in Affiliated Issuers
An affiliated issuer may be considered one in which the fund owns 5% or more of the outstanding voting securities, or a company which is under common control. For the purposes of this report, the following were affiliated issuers:
Affiliated Issuers	Beginning Value	Purchases	Sales Proceeds	Realized Gain (Loss)	Change in Unrealized Appreciation or Depreciation	Ending Value
MFS Institutional Money Market Portfolio	$44,866,046	$103,771,332	$133,068,906	$—	$—	$15,568,472

Affiliated Issuers	Dividend Income	Capital Gain Distributions
MFS Institutional Money Market Portfolio	$14,434	$—
(8) LIBOR Transition
Certain of the fund's investments, including investments in certain debt instruments and derivatives (if any), as well as borrowings by the fund and certain other contractual arrangements of the fund, may be based on the London Interbank Offered Rate (“LIBOR”). In 2017, the regulatory authority that oversees financial services firms in the United Kingdom announced plans to transition away from LIBOR by the end of 2021. In March 2021, the administrator of LIBOR announced the extension of the publication of the more commonly used U.S. dollar LIBOR settings to the end of June 2023. Although the full impacts of the transition away from LIBOR are not fully known, the transition may result in, among other things, an increase in volatility or illiquidity of the markets for instruments that currently rely on LIBOR to determine interest rates and this could have an adverse impact on the fund's performance. With respect to the fund's accounting for investments, including investments in certain debt instruments and derivatives, as well as borrowings by the fund and any other contractual arrangements of the fund that undergo reference rate-related modifications as a result of the transition, management will rely upon the relief provided by FASB Codification Topic 848 – Reference Rate Reform (Topic 848). The guidance in Topic 848 permits the fund to account for those modified contracts as a continuation of the existing contracts. Management is still evaluating the impact to the fund of the June 30, 2023 planned discontinuation of the more commonly used U.S. dollar LIBOR settings.
(9) Russia and Ukraine Conflict
The fund invests in securities and/or derivative instruments that are economically tied to Russia and/or Ukraine. Escalation of the conflict between Russia and Ukraine in late February 2022 caused market volatility and disruption in the tradability of Russian securities, including closure of the local securities market, temporary restriction on securities sales by non-residents, and disruptions to clearance and payment systems. To the extent that the fund is unable to sell securities, whether due to market constraints or to the sanctions imposed on Russia by the United States and other countries, those securities are considered illiquid and the value of those securities reflects their illiquid classification. Management continues to monitor these events and to evaluate the related impacts on fund performance.

Statement Regarding Liquidity Risk Management Program
The fund has adopted and implemented a liquidity risk management program (the “Program”) as required by Rule 22e-4 under the Investment Company Act of 1940, as amended. The fund’s Board of Trustees (the “Board”) has designated MFS as the administrator of the Program. The Program is reasonably designed to assess and manage the liquidity risk of the fund. Liquidity risk is the risk that the fund could not meet requests to redeem shares issued by the fund without significant dilution of remaining investors' interests.
MFS provided a written report to the Board for consideration at its March 2022 meeting that addressed the operation of the Program and provided an assessment of the adequacy and effectiveness of the Program during the period from January 1, 2021 to December 31, 2021 (the “Covered Period”). The report concluded that during the Covered Period the Program had operated effectively in all material respects and had adequately and effectively been implemented to assess and manage the fund’s liquidity risk. MFS also reported that there were no liquidity events that impacted the fund or its ability to timely meet redemptions without dilution to existing shareholders during the Covered Period.
There can be no assurance that the Program will achieve its objectives in the future. Further information on liquidity risk, and other principal risks to which an investment in the fund may be subject, can be found in the prospectus.

Proxy Voting Policies and Information
MFS votes proxies on behalf of the fund pursuant to proxy voting policies and procedures that are available without charge, upon request, by calling 1-800-225-2606, by visiting mfs.com/proxyvoting, or by visiting the SEC’s Web site at http://www.sec.gov.
Information regarding how the fund voted proxies relating to portfolio securities during the most recent twelve-month period ended June 30 is available by August 31 of each year without charge by visiting mfs.com/proxyvoting, or by visiting the SEC’s Web site at http://www.sec.gov.
Quarterly Portfolio Disclosure
The fund files a complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year as an exhibit to its reports on Form N-PORT. The fund's Form N-PORT reports are available on the SEC's Web site at  http://www.sec.gov. A shareholder can obtain the portfolio holdings report for the first and third quarters of the fund's fiscal year at mfs.com/openendfunds by choosing the fund's name and then scrolling to the “Resources” section and clicking on the “Prospectus and Reports” tab.
Further Information
From time to time, MFS may post important information about the fund or the MFS Funds on the MFS Web site (mfs.com). This information is available at https://www.mfs.com/announcements or at mfs.com/openendfunds by choosing the fund’s name and then scrolling to the “Resources” section and clicking on the “Announcements” tab, if any.
Information About Fund Contracts and Legal Claims
The fund has entered into contractual arrangements with an investment adviser, administrator, distributor, shareholder servicing agent, 529 program manager (if applicable), and custodian who each provide services to the fund. Unless expressly stated otherwise, shareholders are not parties to, or intended beneficiaries of these contractual arrangements, and these contractual arrangements are not intended to create any shareholder right to enforce them against the service providers or to seek any remedy under them against the service providers, either directly or on behalf of the fund.
Under the Trust’s By-Laws and Declaration of Trust, any claims asserted against or on behalf of the MFS Funds, including claims against Trustees and Officers, must be brought in state and federal courts located within the Commonwealth of Massachusetts.
Provision of Financial Reports and Summary Prospectuses
The fund produces financial reports every six months and updates its summary prospectus and prospectus annually. To avoid sending duplicate copies of materials to households, only one copy of the fund’s annual and semiannual report and summary prospectus may be mailed to shareholders having the same last name and residential address on the fund’s records. However, any shareholder may contact MFSC (please see back cover for address and telephone number) to request that copies of these reports and summary prospectuses be sent personally to that shareholder.

Save paper with eDelivery.
MFS® will send you prospectuses, reports, and proxies directly via e-mail so you will get information faster with less mailbox clutter.
To sign up:
1. Go to mfs.com.
2. Log in via MFS® Access.
3. Select eDelivery.
If you own your MFS fund shares through a financial institution or a retirement plan, MFS® TALK, MFS® Access, or eDelivery may not be available to you.
CONTACT
WEB SITE
mfs.com
MFS TALK
1-800-637-8255
24 hours a day
ACCOUNT SERVICE AND LITERATURE
Shareholders
1-800-225-2606
Financial advisors
1-800-343-2829
Retirement plan services
1-800-637-1255
MAILING ADDRESS
MFS Service Center, Inc.
P.O. Box 219341
Kansas City, MO 64121-9341
OVERNIGHT MAIL
MFS Service Center, Inc.
Suite 219341
430 W 7th Street
Kansas City, MO 64105-1407

Item 1(b):

Not applicable

ITEM 2.	CODE OF ETHICS.

During the period covered by this report, the Registrant has not amended any provision in its Code of Ethics (the “Code”) that relates to an element of the Code’s definitions enumerated in paragraph (b) of Item 2 of this Form N-CSR. During the period covered by this report, the Registrant did not grant a waiver, including an implicit waiver, from any provision of the Code.

ITEM 3.	AUDIT COMMITTEE FINANCIAL EXPERT.

Not applicable for semi-annual reports.

ITEM 4.	PRINCIPAL ACCOUNTANT FEES AND SERVICES.

Not applicable for semi-annual reports.

ITEM 5.	AUDIT COMMITTEE OF LISTED REGISTRANTS.

Not applicable to the Registrant.

ITEM 6.	INVESTMENTS

A schedule of investments for MFS Emerging Markets Debt Local Currency Fund is included as part of the report to shareholders under Item 1(a) of this Form N-CSR.

ITEM 7.	DISCLOSURE OF PROXY VOTING POLICIES AND PROCEDURES FOR CLOSED-END MANAGEMENT INVESTMENT COMPANIES.

Not applicable to the Registrant.

ITEM 8.	PORTFOLIO MANAGERS OF CLOSED-END MANAGEMENT INVESTMENT COMPANIES.

Not applicable to the Registrant.

ITEM 9.	PURCHASES OF EQUITY SECURITIES BY CLOSED-END MANAGEMENT INVESTMENT COMPANY AND AFFILIATED PURCHASERS.

Not applicable to the Registrant.

ITEM 10.	SUBMISSION OF MATTERS TO A VOTE OF SECURITY HOLDERS.

There were no material changes to the procedures by which shareholders may send recommendations to the Board for nominees to the Registrant’s Board since the Registrant last provided disclosure as to such procedures in response to the requirements of Item 407 (c)(2)(iv) of Regulation S-K or this Item.

ITEM 11.	CONTROLS AND PROCEDURES.

(a)

Based upon their evaluation of the effectiveness of the registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940 (the “Act”)) as conducted within 90 days of the filing date of this report on Form N-CSR, the registrant’s principal financial officer and principal executive officer have concluded that those disclosure controls and procedures provide reasonable assurance that the material information required to be disclosed by the registrant on this report is recorded, processed, summarized and reported within the time periods specified in the Securities and Exchange Commission’s rules and forms.

(b)

There were no changes in the registrant’s internal controls over financial reporting (as defined in Rule 30a-3(d) under the Act) that occurred during the period covered by the report that have materially affected, or are reasonably likely to materially affect, the registrant’s internal control over financial reporting.

ITEM 12.	DISCLOSURE OF SECURITIES LENDING ACTIVITIES FOR CLOSED-END MANAGEMENT INVESTMENT COMPANIES.

Not applicable to the Registrant.

ITEM 13.	EXHIBITS.

(a)	File the exhibits listed below as part of this form. Letter or number the exhibits in the sequence indicated.

(1)

Any code of ethics, or amendment thereto, that is the subject of the disclosure required by Item 2, to the extent that the registrant intends to satisfy the Item 2 requirements through filing of an exhibit. Not applicable.

(2)

A separate certification for each principal executive officer and principal financial officer of the registrant as required by Rule 30a-2(a) under the Act (17 CFR 270.30a-2): Attached hereto as EX-99.302CERT.

(3)

Any written solicitation to purchase securities under Rule 23c-1 under the Act (17 CFR 270.23c-1) sent or given during the period covered by the report by or on behalf of the registrant to 10 or more persons. Not applicable.

(4)	Change in the registrant’s independent public accountant. Not applicable.

(b)

If the report is filed under Section 13(a) or 15(d) of the Exchange Act, provide the certifications required by Rule 30a-2(b) under the Act (17 CFR 270.30a-2(b)), Rule 13a-14(b) or Rule 15d-14(b) under the Exchange Act (17 CFR 240.13a-14(b) or 240.15d-14(b)) and Section 1350 of Chapter 63 of Title 18 of the United States Code (18 U.S.C. 1350) as an exhibit. A certification furnished pursuant to this paragraph will not be deemed “filed” for the purposes of Section 18 of the Exchange Act (15 U.S.C. 78r), or otherwise subject to the liability of that section. Such certification will not be deemed to be incorporated by reference into any filing under the Securities Act of 1933 or the Exchange Act, except to the extent that the registrant specifically incorporates it by reference: Attached hereto as EX-99.906CERT.

Notice

A copy of the Amended and Restated Declaration of Trust, as amended, of the Registrant is on file with the Secretary of State of The Commonwealth of Massachusetts and notice is hereby given that this instrument is executed on behalf of the Registrant by an officer of the Registrant as an officer and not individually and the obligations of or arising out of this instrument are not binding upon any of the Trustees or shareholders individually, but are binding only upon the assets and property of the respective constituent series of the Registrant.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant) MFS SERIES TRUST X

By (Signature and Title)*	/S/ DAVID L. DILORENZO
David L. DiLorenzo, President

Date: June 15, 2022

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title)*	/S/ DAVID L. DILORENZO
David L. DiLorenzo, President
(Principal Executive Officer)

Date: June 15, 2022

By (Signature and Title)*	/S/ JAMES O. YOST
James O. Yost, Treasurer
(Principal Financial Officer
and Accounting Officer)

Date: June 15, 2022

*	Print name and title of each signing officer under his or her signature.